================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                Investment Company Act file number 811-00945

                              Virtus Equity Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               101 Munson Street
                            Greenfield,MA 01301-9668
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Kevin J. Carr, Esq.
   Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford,CT 06103-4506
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

     Registrant's telephone number, including area code:(800) 243-1574

                        Date of fiscal year end: March 31

                       Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are attached herewith.

                              VIRTUS BALANCED FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                    PAR VALUE            VALUE
                                                  -------------       -----------
U.S. GOVERNMENT SECURITIES-7.0%

U.S. Treasury Bond
    2.875%, 3/31/18                                  $  7,115         $   7,330
    3.500%, 2/15/39                                    12,765            10,962
U.S. Treasury Note
    1.125%, 12/15/12                                   13,395            13,546
    2.625%, 6/30/14                                     2,595             2,734
    2.625%, 8/15/20                                    10,275             9,946
                                                                      ----------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $43,483)                                                44,518
                                                                      ----------

MUNICIPAL BONDS-0.0

NEW JERSEY-0.0
New  Jersey  Turnpike Authority Taxable Series B
  Prerefunded 1/1/15 @ 100 (AMBAC Insured)
  4.252%,  1/1/16                                           5                 5
                                                                      ----------
TOTAL  MUNICIPAL  BONDS
(IDENTIFIED  COST $5)                                                         5
                                                                      ----------

MORTGAGE-BACKED SECURITIES-13.0%

AGENCY-9.7
FHLMC
    6.500%, 4/1/31                                      4,825             5,468
    5.000%, 1/1/35                                      2,967             3,170
    5.000%, 7/1/35                                        683               729
    5.000%, 12/1/35                                     1,151             1,234
FHLMC REMICs
    JA-2777 4.500%, 11/15/17                              183               188
    CH-2904 4.500%, 4/15/19                               681               711
FNMA
    6.000%, 5/1/17                                         91                99
    4.000%, 7/1/19                                         41                43
    0.000%, 10/9/19                                     1,425               998
    4.000%, 6/1/20                                        545               576
    6.000%, 12/1/32                                       216               239
    5.000%, 5/1/33                                        723               773
    6.000%, 11/1/34                                     8,242             9,106
    6.000%, 5/1/35                                        327               361
    5.500%, 3/1/36                                      2,566             2,790
    5.500%, 9/1/36                                        172               188
    5.500%, 12/1/36                                     4,644             5,053
    6.500%, 5/1/37                                      1,431             1,622
    6.000%, 6/1/37                                      1,549             1,718
    6.000%, 10/1/37                                       720               792
    5.000%, 2/1/38                                        669               719
    5.000%, 3/1/38                                        668               717
    5.000%, 3/1/38                                        805               864
    6.500%, 3/1/38                                      4,871             5,544
    5.000%, 4/1/38                                      1,378             1,480
    5.500%, 4/1/38                                        458               502
    5.500%, 6/1/38                                      1,075             1,172
    5.500%, 8/1/38                                        955             1,034
    6.500%, 10/1/38                                       181               205
    6.000%, 11/1/38                                       870               956
    6.000%, 8/1/39                                      3,294             3,649
    5.500%, 9/1/39                                      6,306             6,867
    4.500%, 9/1/40                                      1,360             1,418
FNMA REMICs 03-42, HC 4.500%, 12/25/17                    268               279
                                                                      ----------
                                                                         61,264
                                                                      ----------

NON-AGENCY-3.3%
Banc of America Commercial Mortgage, Inc. 06-2,
    A3 5.896%, 5/10/45 (3)                              2,660             2,784
Bear Stearns Commercial Mortgage Securities 05-
    PWR9, A4B 4.943%, 9/11/42                           1,460             1,457
Citigroup/Deutsche Bank Commercial Mortgage
    Trust 05 CD1, AJ 5.394%, 7/15/44 (3)                1,325             1,249
Commercial Mortgage Pass-Through Certificates
    07-C9, A4 6.008%, 12/10/49 (3)                      1,035             1,137
Credit Suisse Mortgage Capital Certificates
    06-C1, A4 5.422%, 2/15/39(3)                          950             1,035
    06-C1, A3 5.711%, 2/15/39(3)                          460               485
    06-C5, A3 5.311%, 12/15/39                            755               809
JP Morgan Chase Commercial Mortgage
    Securities Corp. 07-CB19, AM 5.932%, 2/12/49 (3)    1,335             1,294
Lehman Brothers - UBS Commercial Mortgage
    Trust 07-C7, AAB 5.713%, 9/15/45                    1,500             1,550
Morgan Stanley Capital I
    07-T27, A4 5.789%, 6/11/42(3)                       2,175             2,408
    07-T27, AJ 5.789%, 6/11/42(3)                       1,320             1,199
    05-IQ10, A4B 5.284%, 9/15/42(3)                     1,265             1,301
    06-IQ11, A4 5.897%, 10/15/42(3)                     1,165             1,289
Wachovia Bank Commercial Mortgage Trust
    06-C23, A5 5.416%, 1/15/45(3)                       1,770             1,940

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS(CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                       PAR VALUE       VALUE
                                                                      -----------     ---------
NON-AGENCY-(CONTINUED)
   06-C28, AM 5.603%, 10/15/48(3)                                     $    1,335      $  1,262
                                                                                      ---------
                                                                                        21,199
                                                                                      ---------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $79,843)                                                               82,463
                                                                                     ----------

ASSET-BACKED SECURITIES-0.0%
Associates Manufactured Housing Pass-Through-
   Certificate 97-2, A6 7.075%, 3/15/28                                       93            94
                                                                                     ----------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $93)                                                                       94
                                                                                     ----------

CORPORATE BONDS AND NOTES-17.8%

CONSUMER DISCRETIONARY-2.6%
AMC Entertainment Holdings, Inc. 144A 9.750%,
   12/1/20 (4)                                                               435           447
Ameristar Casinos, Inc. 144A 7.500%, 4/15/21 (4)                             240           249
B-Corp Merger Sub, Inc. 144A 8.250%, 6/1/19 (4)                              545           542
Bon-Ton Department Stores, Inc. (The) 10.250%,
   3/15/14(5)                                                                965           970
Brown Shoe Co., Inc. 144A 7.125%, 5/15/19 (4)                              1,345         1,291
Caesar's Entertainment Operating Co., Inc.
   10.000%, 12/15/18                                                         935           849
CCO Holdings LLC / CCO Holdings Capital Corp.
   6.500%, 4/30/21                                                           775           768
Cequel Communications Holdings I LLC / Cequel
   Capital Corp. 144A 8.625%, 11/15/17 (4)                                   410           428
DineEquity, Inc. 144A 9.500%, 10/30/18 (4)                                   175           191
Discovery Communications LLC 3.700%, 6/1/15                                  640           673
Fortune Brands, Inc. 3.000%, 6/1/12                                        1,050         1,065
Landry's Holdings, Inc. 144A 11.500%, 6/1/14 (4)                             670           672
NBC Universal, Inc.
144A 2.100%, 4/1/14(4)                                                       730           740
144A 4.375%, 4/1/21(4)                                                       730           722
Nebraska Book Co., Inc. 10.000%, 12/1/11(5)                                  505           504
Peninsula Gaming LLC / Peninsula Gaming Corp.
   10.750%, 8/15/17                                                          485           532
Scientific Games International, Inc. 9.250%, 6/15/19                         800           867
Texas Competitive Electric Holdings Co. LLC /
   Texas Competitive Holdings Finance, Inc. 144A 11.500%, 10/1/20 (4)        975           963
Time Warner Cable, Inc. 5.000%, 2/1/20                                     1,080         1,122

Unitymedia Hessen GmbH & Co. KG / Unitymedia
   NRW GmbH 144A 8.125%, 12/1/17 (4)                                         595           635
Univision Communications, Inc. 144A 7.875%, 11/1/20 (4)                      205           211
Valassis Communications, Inc. 144A 6.625%, 2/1/21 (4)                        930           925
Visteon Corp. 144A 6.750%, 4/15/19 (4)                                       240           233
WMG Holdings Corp. 9.500%, 12/15/14(3)(5)                                    805           836
                                                                                      ---------
                                                                                        16,435
                                                                                      ---------

CONSUMER STAPLES-0.5%
Altria Group, Inc. 9.250%, 8/6/19                                          1,060         1,382
American Rock Salt Co. LLC 144A 8.250%, 5/1/18 (4)                           235           237
Beverages & More, Inc. 144A 9.625%, 10/1/14 (4)(5)                           920           980
Kraft Foods, Inc. 6.125%, 2/1/18                                             630           725
Rite Aid Corp. 6.875%, 8/15/13(5)                                            145           141
                                                                                      ---------
                                                                                         3,465
                                                                                      ---------

ENERGY-1.3%
Aquilex Holdings LLC / Aquilex Finance Corp.   11.125%, 12/15/16             815           797
Clayton Williams Energy, Inc. 144A 7.750%, 4/1/19 (4)                        815           801
El Paso Pipeline Partners Operating Co. LLC   4.100%, 11/15/15               945           987
Inergy LP / Inergy Finance Corp. 144A 6.875%, 8/1/21 (4)                     925           926
Linn Energy LLC / Linn Energy Finance Corp.
144A 6.500%, 5/15/19(4)                                                      540           536
144A 7.750%, 2/1/21(4)                                                       230           240
OGX Petroleo e Gas Participacoes SA 144A 8.500%, 6/1/18 (4)                  860           889
Petrobras International Finance Co. 5.375%, 1/27/21                          830           852
Petroleos Mexicanos 144A 6.500%, 6/2/41 (4)                                1,395         1,416
Petropower I Funding Trust 144A 7.360%, 2/15/14 (4)                          757           767
Specta Energy Partners LP 4.600%, 6/15/21                                    250           247
                                                                                      ---------
                                                                                         8,458
                                                                                      ---------

FINANCIALS-9.0%
Abbey National Treasury Services plc 4.000%, 4/27/16                       1,570         1,558

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS(CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                              PAR VALUE           VALUE
                                                                             ------------       ---------
FINANCIALS-(CONTINUED)
AFLAC, Inc. 6.450%, 8/15/40                                                     $   1,070      $   1,062
Ally Financial, Inc. 0.000%, 6/15/15                                                  940            712
American Express Co. 7.250%, 5/20/14                                                1,150          1,315
Aviv Healthcare Properties LP / Aviv Healthcare
  Capital Corp. 144A 7.750%, 2/15/19 (4)                                              520            534
Bank of America Corp.
  5.750%, 8/15/16                                                                   1,290          1,361
  5.625%, 7/1/20                                                                    1,070          1,105
Barclays Bank plc
  5.200%, 7/10/14                                                                    810             876
  Series 1, 5.000%, 9/22/16                                                         1,065          1,146
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18                                      690            819
Capital One
  Financial Corp. 7.375%, 5/23/14                                                   1,225          1,399
  Capital IV 8.875%, 5/15/40(7)                                                       380            392
Citigroup, Inc.
  5.000%, 9/15/14                                                                     910            954
  4.875%, 5/7/15                                                                    1,235          1,287
CNA Financial Corp. 5.875%, 8/15/20                                                 1,220          1,269
CNL Income Properties, Inc. 144A 7.250%, 4/15/19 (4)                                  810            737
Credit Suisse 6.000%, 2/15/18                                                         735            793
CVS Pass-Through Trust 144A 7.507%, 1/10/32 (4)                                       365            433
Developers Diversified Realty Corp. 7.875%, 9/1/20                                  1,210          1,390
Digital Realty Trust LP 5.250%, 3/15/21                                             1,230          1,224
Duke Realty LP 5.950%, 2/15/17                                                      1,295          1,420
E*Trade Financial Corp. 7.875%, 12/1/15                                               270            273
Felcor Lodging LP 144A 6.750%, 6/1/19 (4)                                           1,000            965
Ford Motor Credit Co. LLC 5.000%, 5/15/18                                             890            889
General Electric Capital Corp.
  2.800%, 1/8/13                                                                    1,570          1,610
  4.375%, 9/16/20                                                                     610            603
  5.300%, 2/11/21                                                                     495            515
Genworth Global Funding Trusts 7.625%, 9/24/21                                        265            268
Goldman Sachs Group, Inc. (The)
  3.700%, 8/1/15                                                                      350            356
  6.000%, 6/15/20                                                                     860            925
HSBC Holdings plc 5.100%, 4/5/21                                                      815            835
Icahn Enterprises LP / Icahn Enterprises Finance
  Corp. 8.000%, 1/15/18                                                             1,015          1,035
International Lease Finance Corp.
  8.625%, 9/15/15                                                                     105            114

  9.000%, 3/15/17                                                                     515            565
  6.250%, 5/15/19                                                                     475            465
JPMorgan Chase & Co.
  5.125%, 9/15/14                                                                     970          1,048
  3.450%, 3/1/16                                                                      790            805
KeyCorp 5.100%, 3/24/21                                                               795            810
Lloyds TSB Bank plc
  4.875%, 1/21/16                                                                     475            486
  6.375%, 1/21/21                                                                     765            796
Macquarie Bank Ltd. 144A 6.625%, 4/7/21 (4)                                           555            558
Macquarie Group Ltd. 144A 6.250%, 1/14/21 (4)                                       1,300          1,299
MetLife, Inc. 5.000%, 6/15/15                                                         925          1,009
Metropolitan Life Global Funding I 144A 2.875%, 9/17/12 (4)                         1,445          1,477
Morgan Stanley
  6.000%, 4/28/15                                                                   1,150          1,247
  6.625%, 4/1/18                                                                    1,175          1,294
Nomura Holdings, Inc. 4.125%, 1/19/16                                                 995          1,008
Oppenheimer Holdings, Inc. 144A 8.750%, 4/15/18 (4)                                   235            245
Prudential Financial, Inc. 3.625%, 9/17/12                                            905            929
QBE Capital Funding II LP 144A 7.250%, 5/24/41 (3)(4)                                 505            507

Rabobank NV
  5.250%, 5/24/41                                                                   1,075          1,066
  144A 11.000%, 12/31/49(3)(4)                                                      1,040          1,327
Regions Financial Corp.
  0.417%, 6/26/12(3)                                                                2,215          2,153
  5.750%, 6/15/15                                                                     770            758
Rent-A-Center, Inc. 6.625%, 11/15/20                                                1,260          1,260
Royal Bank of Scotland plc (The)
  4.375%, 3/16/16                                                                     505            509
  5.625%, 8/24/20                                                                   1,140          1,140
Spencer Spirit Holdings, Inc. / Spencer Gifts LLC /
   Spirit Halloween Superstores 144A 11.000%, 5/1/17 (4)                              270            277
SunTrust Banks, Inc. 5.250%, 11/5/12                                                1,290          1,356
Wachovia Bank NA 5.000%, 8/15/15                                                      600            643
Wells Fargo & Co.
  3.676%, 6/15/16                                                                     715            735
  4.600%, 4/1/21                                                                      530            533

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS(CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                              PAR VALUE          VALUE
                                                                             ------------      ---------
FINANCIALS-(CONTINUED)
Woodside Finance Ltd. 144A 4.600%, 5/10/21 (4)                               $   560           $    550
                                                                                               ---------
                                                                                                 57,029
                                                                                               ---------

HEALTH CARE-0.3%
Boston Scientific Corp. 6.000%, 1/15/20                                          550                597
Valeant Pharmaceuticals International, Inc. 144A
  7.250%, 7/15/22 (4)                                                            1,230            1,199
                                                                                               ---------
          `                                                                                       1,796
                                                                                               ---------
INDUSTRIALS-0.6%
Allison Transmission, Inc. 144A 7.125%, 5/15/19 (4)                              995                972
Cenveo Corp. 7.875%, 12/1/13(5)                                                1,370              1,322
CMS Energy Corp. 2.750%, 5/15/14                                                 290                292
DynCorp International, Inc. 144A 10.375%, 7/1/17 (4)                             225                232
Hutchison Whampoa International Ltd. 144A
  5.750%, 9/11/19 (4)                                                            525                561
Valmont Industries, Inc. 6.625%, 4/20/20                                         635                696
                                                                                                --------
                                                                                                  4,075
                                                                                                --------
INFORMATION TECHNOLOGY-0.7%
EarthLink, Inc. 144A 8.875%, 5/15/19 (4)                                       1,035                944
Fiserv, Inc.
  3.125%, 6/15/16                                                                705                701
  4.750%, 6/15/21                                                                525                522
Intuit, Inc. 5.750%, 3/15/17                                                     221                248
Lender Processing Services, Inc. 8.125%, 7/1/16                                1,020              1,000
Sensata Technologies, Inc. 144A 6.500%, 5/15/19 (4)                              235                236
Xerox Corp. 4.250%, 2/15/15                                                      795                847
                                                                                                --------
                                                                                                  4,498
                                                                                                --------

MATERIALS-0.9%
AEP Industries, Inc. 144A 8.250%, 4/15/19 (4)                                    235                237
Ball Corp. 6.750%, 9/15/20                                                       300                320
Boise Paper Holdings LLC / Boise Finance Co.
  8.000%, 4/1/20                                                                 490                517
Building Materials Corp. of America 144A 6.750%,
  5/1/21 (4)                                                                     235                237
Corp Nacional del Cobre de Chile 144A 3.750%,
  11/4/20 (4)                                                                    165                157
Dow Chemical Co. (The)
  6.000%, 10/1/12                                                              1,240              1,315
  5.900%, 2/15/15                                                              1,080              1,213

  4.250%, 11/15/20                                                               455                444
Huntsman International LLC 8.625%, 3/15/20(5)                                    130                142
Reynolds Group Holdings, Inc. / Reynolds Group
   Issuer LLC 144A 8.250%, 2/15/21 (4)                                           990                931
Solutia, Inc. 7.875%, 3/15/20                                                    285                306
                                                                                               ---------
                                                                                                  5,819
                                                                                               ---------

TELECOMMUNICATION SERVICES-1.6%
AT&T Corp. 4.450%, 5/15/21                                                       535                544
CenturyLink, Inc. 6.450%, 6/15/21                                                850                842
Cincinnati Bell, Inc. 8.375%, 10/15/20                                         1,025              1,025
Clearwire Communications LLC / Clearwire
   Finance, Inc. 144A 12.000%, 12/1/17 (4)(5)                                  1,210              1,270
GCI, Inc. 8.625%, 11/15/19                                                       495                545
Goodman Networks, Inc. 144A 12.125%, 7/1/18 (4)                                1,345              1,340
NII Capital Corp. 7.625%, 4/1/21                                                 825                866
Sprint Nextel Corp. 6.000%, 12/1/16                                              980                984
Telcordia Technologies, Inc. 144A 11.000%,
  5/1/18 (4)                                                                   1,045              1,325
Virgin Media Finance plc 8.375%, 10/15/19
                                                                                 625                700
   Windstream Corp.
  8.125%, 9/1/18                                                                 220                234
  7.000%, 3/15/19                                                                415                421
                                                                                               ---------
                                                                                                 10,096
                                                                                               ---------
UTILITIES-0.3%
Calpine Corp.
  144A 7.875%, 7/31/20(4)                                                        175               184
  144A 7.500%, 2/15/21(4)                                                        460               471
CMS Energy Corp. 6.250%, 2/1/20                                                  885               946
                                                                                               --------
                                                                                                 1,601
                                                                                               --------
TOTAL CORPORATE BONDS AND NOTES
(IDENTIFIED COST $109,630)                                                                     113,272
                                                                                               --------

LOAN AGREEMENTS-0.8%

CONSUMER DISCRETIONARY-0.2%
Chrysler Group LLC / Chrysler Group Co-Issuer,
   Inc. Tranche B, 6.000%, 5/24/17                                               750              734
Kar Auction Services 5.000%, 5/19/17                                             250              252
Transtar Industries, Inc. 10.250%, 12/21/17                                      400              406
                                                                                               --------
                                                                                                1,392
                                                                                               --------

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS(CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                     PAR VALUE       VALUE
                                                                    -----------    ---------

CONSUMER STAPLES-0.2%
Roundy's Supermarkets, Inc. 10.000%, 4/16/16                             $ 1,250     $    1,267
                                                                                         ------

FINANCIALS-0.1%
Springleaf Financial Funding Co. (American
   General Finance Corp.) 5.500%, 5/10/17                                   750             736
                                                                                         ------

INDUSTRIALS-0.2%
Vertrue LLC 5.250%, 8/16/14                                                1,079            947
                                                                                         ------

TELECOMMUNICATION SERVICES-0.1%
Level 3 Communications, Inc. Tranche A, 2.532%,
  3/13/14                                                                    725            704
                                                                                         ------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $5,029)                                                                  5,046
                                                                                         ------

                                                                        SHARES         VALUE
                                                                      -----------    ---------
PREFERRED STOCK-0.6%

FINANCIALS-0.6%
Citigroup Capital XIII 7.875%,                                            19,600            544
GMAC Capital Trust I  8.125%                                              53,400          1,367
ING Capital Funding Trust III 3.907%(3)                                1,260,000          1,190
JPMorgan Chase & Co. Series 1, 7.90%(3)                                  536,000            576
                                                                                         -------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $3,499)                                                                  3,677
                                                                                         -------

COMMON STOCKS-58.5%
CONSUMER DISCRETIONARY-8.0%
Amazon.com, Inc.(2)                                                       46,000          9,407
AutoZone, Inc.(2)                                                         25,200          7,430
Comcast Corp. Class A                                                    323,000          8,185
Darden Restaurants, Inc.                                                 161,000          8,011
Lululemon Athletica, Inc.(2)                                              86,000          9,617
McDonald's Corp.                                                          95,000          8,010
                                                                                         -------
                                                                                          50,660
                                                                                         -------

CONSUMER STAPLES-2.5%
Altria Group, Inc.                                                       314,000          8,293
PepsiCo, Inc.                                                            109,000          7,677
                                                                                         -------
                                                                                         15,970
                                                                                         -------

ENERGY-10.0%
Alpha Natural Resources, Inc.(2)                                         162,000          7,361
Chesapeake Energy Corp.                                                  252,000          7,482
Chevron Corp.                                                             66,000          6,787

ConocoPhillips                                                            95,000          7,143
El Paso Corp.                                                            345,000          6,969
Halliburton Co.                                                          147,000          7,497
Occidental Petroleum Corp.                                                65,000          6,763
Petroleo Brasileiro S.A. ADR                                             191,000          6,467
Williams Cos., Inc. (The)                                                244,000          7,381
                                                                                         -------
                                                                                         63,850
                                                                                         -------

FINANCIALS-3.7%
Bank of America Corp.                                                    716,000          7,847
Citigroup, Inc.                                                          202,000          8,411
Goldman Sachs Group, Inc. (The)                                           55,000          7,320
                                                                                         -------
                                                                                         23,578
                                                                                         -------

HEALTH CARE-4.8%
Abbott Laboratories                                                      146,000          7,682
Biogen Idec, Inc.(2)                                                      75,000          8,019
Gilead Sciences, Inc.(2)                                                 180,000          7,454
UnitedHealth Group, Inc.                                                 146,000          7,531
                                                                                         -------
                                                                                         30,686
                                                                                         -------

INDUSTRIALS-10.0%
Alaska Air Group, Inc.(2)                                                123,000          8,421
Caterpillar, Inc.                                                         70,000          7,452
Cummins, Inc.                                                             79,000          8,176
Deere & Co.                                                               90,000          7,421
Foster Wheeler AG(2)(5)                                                  220,000          6,684
L-3 Communications Holdings, Inc.                                        103,000          9,007
Union Pacific Corp.                                                       83,000          8,665
United Continental Holdings, Inc.(2)(5)                                  342,000          7,739
                                                                                         -------
                                                                                          63,565
                                                                                         -------

INFORMATION TECHNOLOGY-10.3%
Amkor Technology, Inc.(2)(5)                                             988,651          6,100
Apple, Inc.(2)                                                            33,200         11,144
Corning, Inc.                                                            409,000          7,423
Intel Corp.                                                              345,000          7,645
International Business Machines Corp.                                     52,000          8,921
Qualcomm, Inc.                                                           148,000          8,405
SanDisk Corp.(2)                                                         178,000          7,387
Visa, Inc. Class A(5)                                                    100,000          8,426
                                                                                         -------
                                                                                         65,451
                                                                                         -------

MATERIALS-7.9%
Alcoa, Inc.                                                              361,000          5,726
Cliffs Natural Resources, Inc.                                            87,000          8,043

                              VIRTUS BALANCED FUND
                       SCHEDULE OF INVESTMENTS(CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                         SHARES            VALUE
                                                                       -----------       ----------
MATERIALS-(CONTINUED)
du Pont (E.I.) de Nemours & Co.(5)                                        146,000        $    7,891
Freeport-McMoRan Copper & Gold, Inc.                                      142,000             7,512
Monsanto Co.                                                              106,000             7,689
Nucor Corp.                                                               141,000             5,812
Potash Corp. of Saskatchewan, Inc.                                        129,000             7,352
                                                                                             -------
                                                                                             50,025
                                                                                             -------


TELECOMMUNICATION SERVICES-1.3%
Verizon Communications, Inc.                                              223,000             8,302
                                                                                         ----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $265,054)                                                                  372,087
                                                                                         ----------


EXCHANGE-TRADED FUNDS-1.1%

Consumer Staples Select Sector SPDR Fund                                   52,614             1,643
Health Care Select Sector SPDR Fund                                       146,000             5,186
                                                                                         ----------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $6,817)                                                                      6,829
                                                                                         ----------
TOTAL LONG TERM INVESTMENTS-98.8%
(IDENTIFIED COST $513,453)                                                                  627,991
                                                                                         ----------

SHORT-TERM INVESTMENTS-1.1%
MONEY MARKET MUTUAL FUNDS-1.1%
BlackRock Liquidity Funds TempFund Portfolio
   Institutional Shares (seven-day effective yield
   0.085%)                                                              6,912,439             6,912
                                                                                         ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $6,912)                                                                      6,912
                                                                                         ----------

SECURITIES LENDING COLLATERAL-3.8%

BlackRock Institutional Money Market Trust
   (seven-day effective yield 0.136%)(6)                                2,285,777             2,286
BlackRock Liquidity Funds TempCash Portfolio -
   Institutional Shares (seven-day effective yield 0.090%)(6)          21,994,943            21,995
                                                                                         ----------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $24,281)                                                                    24,281
                                                                                         ----------

TOTAL INVESTMENTS-103.7%
(IDENTIFIED COST $544,646)                                                                  659,184(1)
Other assets and liabilities, net-(3.7)%                                                    (23,714)
                                                                                         ----------
NET ASSETS-100.0%                                                                        $  635,470
                                                                                         ==========

ABBREVIATIONS:
ADR American Depositary Receipt
AMBAC American Municipal Bond Assurance Corp.
FHLMC Federal  Home Loan Mortgage Corporation ("Freddie Mac").
FNMA Federal National Mortgage Association ("Fannie Mae").
SPDR S&P Depositary Receipt

FOOTNOTE  LEGEND:
----------
(1) Federal Income Tax Information : For tax information at June 30, 2011, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3) Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2011.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to a value of $34,246 of net assets.

(5)  All or a portion of security is on loan.

(6) Represents security purchased with cash collateral received for securities on loan.

(7)  Interest payments may be deferred.

                              VIRTUS BALANCED FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS (Unaudited)+
United States                                                                  92%
Canada                                                                          3
Brazil                                                                          1
Netherlands                                                                     1
Switzerland                                                                     1
United Kingdom                                                                  1
Other                                                                           1
                                                                              ----
Total                                                                          100%
                                                                              ----

----------
+  % of  total  investments  as  of  June  30,  2011

Virtus Balanced Fund

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                          LEVEL 2
                                                                        SIGNIFICANT
                                   TOTAL VALUE AT        LEVEL 1         OBSERVABLE
                                    JUNE 30, 2011     QUOTED PRICES        INPUTS
------------------------------------------------------------------------------------
Debt Securities:
  Asset-Backed Securities          $            94    $            -    $         94
  Corporate Bonds And Notes                113,272                 -         113,272
  Loan Agreements                            5,046                 -           5,046
  Mortgage-Backed Securities                82,463                 -          82,463
  Municipal Bonds                                5                 -               5
  U.S. Government Securities                44,518                 -          44,518
Equity Securities:
  Common Stocks                            372,087           372,087               -
  Exchange-Traded Funds                      6,829             6,829               -
  Preferred Stock                            3,677                 -           3,677
  Securities Lending Collateral             24,281            21,995           2,286
  Short-Term Investments                     6,912             6,912               -
------------------------------------------------------------------------------------
Total Investments                  $       659,184    $      407,823    $    251,361
------------------------------------------------------------------------------------

There are no Level 3 (Significant unobservable inputs) priced securities.

Virtus Balanced Fund

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                         Mortgage-Backed
INVESTMENTS IN SECURITIES                 TOTAL          Securities
                                         --------        ---------------
BALANCE AS OF MARCH 31, 2011:            $  5,269        $    5,269

Accrued Discount/(Premium)                      -(c)             -(c)

Realized Gain (Loss)                            -                -

Change in Unrealized Appreciation
(Depreciation)                                  5                5

Purchases                                       -                -

Sales (b)                                  (5,274)          (5,274)

Transfers into Level 3 (a)                      -                -

Transfers from Level 3 (a)                      -                -
                                         --------        ---------
BALANCE AS OF JUNE 30, 2011              $      -        $       -
                                         ========        =========

----------
(a) "Transfers in and/or out" represent the ending value as of June 30, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b)  Includes paydowns on securities.

(c)  Amount is less than $500.

                          VIRTUS GROWTH & INCOME FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)





                                                           SHARES       VALUE
                                                        -----------    ---------
COMMON STOCKS-97.5%

CONSUMER DISCRETIONARY-13.2%
Amazon.com, Inc.(2)                                        12,000      $ 2,454
AutoZone, Inc.(2)                                           8,200        2,418
Comcast Corp. Class A                                     123,000        3,117
Darden Restaurants, Inc.                                   49,000        2,438
Lululemon Athletica, Inc.(2)(3)                            28,000        3,131
McDonald's Corp.                                           30,000        2,529
                                                                       --------
                                                                        16,087
                                                                       --------

CONSUMER STAPLES-4.2%
Altria Group, Inc.                                        100,000        2,641
PepsiCo, Inc.                                              35,000        2,465
                                                                       --------
                                                                         5,106
                                                                       --------

ENERGY-17.2%
Alpha Natural Resources, Inc.(2)                           47,000        2,136
Chesapeake Energy Corp.                                    94,000        2,791
Chevron Corp.                                              22,000        2,262
ConocoPhillips                                             31,000        2,331
El Paso Corp.                                             114,000        2,303
Halliburton Co.                                            49,000        2,499
Occidental Petroleum Corp.                                 21,000        2,185
Petroleo Brasileiro S.A. ADR                               61,000        2,065
Williams Cos., Inc. (The)                                  78,000        2,360
                                                                       --------
                                                                        20,932
                                                                       --------

FINANCIALS-5.7%
Bank of America Corp.                                     191,000        2,093
Citigroup, Inc.                                            64,000        2,665
Goldman Sachs Group, Inc. (The)                            16,000        2,130
                                                                       --------
                                                                         6,888
                                                                       --------

HEALTH CARE-8.4%
Abbott Laboratories                                        48,000        2,526
Biogen Idec, Inc.(2)                                       25,000        2,673
Gilead Sciences, Inc.(2)                                   62,000        2,567
UnitedHealth Group, Inc.                                   47,000        2,424
                                                                       --------
                                                                        10,190
                                                                       --------

INDUSTRIALS-16.7%
Alaska Air Group, Inc.(2)                                  39,000        2,670
Caterpillar, Inc.                                          23,000        2,449
Cummins, Inc.                                              25,000        2,587
Deere & Co.                                                29,000        2,391
Foster Wheeler AG(2)                                       69,000        2,096

L-3 Communications Holdings, Inc.                          31,000        2,711
Union Pacific Corp.                                        27,000        2,819
United Continental Holdings, Inc.(2)(3)                   115,000        2,602
                                                                       --------
                                                                        20,325
                                                                       --------

INFORMATION TECHNOLOGY-16.7%
Amkor Technology, Inc.(2)(3)                              315,487        1,947
Apple, Inc.(2)                                             10,900        3,659
Corning, Inc.                                             122,000        2,214
Intel Corp.                                               109,000        2,415
International Business Machines Corp.                      14,000        2,402
Qualcomm, Inc.                                             49,000        2,783
SanDisk Corp.(2)                                           57,000        2,365
Visa, Inc. Class A(3)                                      30,000        2,528
                                                                       --------
                                                                        20,313
                                                                       --------

MATERIALS-13.3%
Alcoa, Inc.                                               115,000        1,824
Cliffs Natural Resources, Inc.                             27,000        2,496
du Pont (E.I.) de Nemours & Co.                            41,000        2,216
Freeport-McMoRan Copper & Gold, Inc.                       51,000        2,698
Monsanto Co.                                               35,000        2,539
Nucor Corp.(3)                                             45,000        1,855
Potash Corp. of Saskatchewan, Inc.                         45,000        2,564
                                                                       --------
                                                                        16,192
                                                                       --------

TELECOMMUNICATION SERVICES-2.1%
Verizon Communications, Inc.                               68,000        2,532
                                                                       --------
TOTAL COMMON STOCKS
(IDENTIFIED COST $83,021)                                              118,565
                                                                       --------

EXCHANGE-TRADED FUNDS-1.8%
Consumer Staples Select Sector SPDR Fund                   16,481          515
Health Care Select Sector SPDR Fund                        47,000        1,669
                                                                       --------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $2,180)                                                 2,184
                                                                       --------
TOTAL LONG TERM INVESTMENTS-99.3%
(IDENTIFIED COST $85,201)                                              120,749
                                                                       --------

SHORT-TERM INVESTMENTS-1.1%

MONEY MARKET MUTUAL FUNDS-1.1%
BlackRock Liquidity Funds TempFund Portfolio
  - Institutional Shares (seven-day
  effective yield 0.085%)                                1,292,460      1,292
                                                                       --------

                          VIRTUS GROWTH & INCOME FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                  SHARES               VALUE
                                                ----------           -----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,293)                                                 1,292
                                                                   ------------

SECURITIES LENDING COLLATERAL-8.3%
BlackRock Institutional Money Market Trust
(seven-day effective yield 0.136%)(4)                   953,877      $     954
BlackRock Liquidity Funds TempCash
  Portfolio - Institutional Shares
  (seven-day effective yield 0.090%)(4)               9,178,700          9,179
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $10,133)                                               10,133
                                                                   ------------

TOTAL INVESTMENTS-108.7%
(IDENTIFIED COST $96,627)                                           132,174(1)

Other assets and liabilities, net-(8.7)%                              (10,571)
                                                                   ------------
NET ASSETS-100.0%                                                  $  121,603
                                                                   ============

ABBREVIATIONS:
ADR American Depositary Receipt
SPDR S&P Depositary Receipt

----------
FOOTNOTE LEGEND:

(1)  Federal Income Tax Information : For tax information at June 30, 2011, see
     Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3)  All or a portion of security is on loan.

(4) Represents security purchased with cash collateral received for securities on loan.

                          VIRTUS GROWTH & INCOME FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)
COUNTRY WEIGHTINGS (Unaudited)+
United States                     92%
Canada                             4
Brazil                             2
Switzerland                        2
                                 ----
Total                             100%
                                 ----

---------
+   % of total investments as of June 30, 2011

Virtus Growth & Income Fund

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                          LEVEL 2
                                                                        SIGNIFICANT
                                   TOTAL VALUE AT        LEVEL 1         OBSERVABLE
                                    JUNE 30, 2011     QUOTED PRICES        INPUTS
                                   ---------------    --------------    ------------
Equity Securities:
  Common Stocks                    $       118,565    $      118,565    $          -
  Exchange-Traded Funds                      2,184             2,184               -
  Securities Lending Collateral             10,133             9,179             954
  Short-Term Investments                     1,292             1,292               -
                                   ---------------    --------------    ------------
Total Investments                  $       132,174    $      131,220    $        954
                                   ---------------    --------------    ------------

There are no Level 3 (Significant unobservable inputs) priced securities.

                            VIRTUS MID-CAP CORE FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                             SHARES        VALUE
                                                                           ----------   -----------
COMMON STOCKS-94.3%
CONSUMER DISCRETIONARY-13.4%
Choice Hotels International, Inc.                                               1,850   $        62
John Wiley & Sons, Inc. Class A                                                 2,083           108
Omnicom Group, Inc.                                                             1,000            48
Ross Stores, Inc.                                                               1,155            93
                                                                                        -----------
                                                                                                311
                                                                                        -----------

CONSUMER STAPLES-8.2%
Brown-Forman Corp. Class B(3)                                                     460            34
Church & Dwight Co., Inc.(3)                                                    2,390            97
SYSCO Corp.                                                                     1,868            58
                                                                                        -----------
                                                                                                189
                                                                                        -----------

ENERGY-6.6%
Dresser-Rand Group, Inc.(2)                                                     1,585            85
EQT Corp.                                                                       1,290            68
                                                                                        -----------
                                                                                                153
                                                                                        -----------

FINANCIALS-12.9%
Brown & Brown, Inc.                                                             3,830            98
Federated Investors, Inc. Class B(3)                                            3,549            85
Realty Income Corp.                                                               935            31
T. Rowe Price Group, Inc.(3)                                                    1,425            86
                                                                                        -----------
                                                                                                300
                                                                                        -----------

HEALTH CARE-14.4%
Bard (C.R.), Inc.                                                                 984           108
DENTSPLY International, Inc.                                                    1,810            69
Sirona Dental Systems, Inc.(2)                                                  1,030            54
Waters Corp.(2)                                                                 1,073           103
                                                                                        -----------
                                                                                                334
                                                                                        -----------

INDUSTRIALS-18.0%
Copart, Inc.(2)                                                                 2,375           111
Equifax, Inc.                                                                   2,182            76
Expeditors International of Washington, Inc.                                      585            30
Graco, Inc.                                                                       930            47
MSC Industrial Direct Co., Inc. Class A                                           600            40
Robinson (C.H.) Worldwide, Inc.                                                   260            20
Rockwell Collins, Inc.                                                          1,510            93
                                                                                        -----------
                                                                                                417
                                                                                        -----------

INFORMATION TECHNOLOGY-13.7%
Adobe Systems, Inc.(2)                                                          2,115            67
Dolby Laboratories, Inc. Class A(2)(3)                                            540            23
INFORMATION TECHNOLOGY-(CONTINUED)
Intuit, Inc.(2)                                                                 1,662            86
Microchip Technology, Inc.(3)                                                   1,830            69
Xilinx, Inc.                                                                    1,990            73
                                                                                        -----------
                                                                                                318
                                                                                        -----------

MATERIALS-4.0%
Sigma-Aldrich Corp.(3)                                                          1,270            93
                                                                                        -----------

UTILITIES-3.1%
Questar Corp.                                                                   4,000            71
                                                                                        -----------

TOTAL COMMON STOCKS                                                                           2,186
(IDENTIFIED COST $1,913)
                                                                                        -----------
TOTAL LONG TERM INVESTMENTS-94.3%                                                             2,186
(IDENTIFIED COST $1,913)
                                                                                        -----------

SHORT-TERM INVESTMENTS-4.4%

MONEY MARKET MUTUAL FUNDS-4.4%
BlackRock Liquidity Funds TempFund Portfolio - Institutional
   Shares (seven-day effective yield 0.085%)                                  103,266           103
                                                                                        -----------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $103)                                                                          103
                                                                                        -----------

SECURITIES LENDING COLLATERAL-18.2%

BlackRock Institutional Money Market Trust
   (seven-day effective yield 0.136%)(4)                                       39,698            40
BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares
   (seven-day effective yield 0.090%)(4)                                      381,991           382
                                                                                        -----------
TOTAL SECURITIES LENDING COLLATERAL                                                             422
(IDENTIFIED COST $422)
                                                                                        -----------

TOTAL INVESTMENTS-116.9%                                                                      2,711(1)
(IDENTIFIED COST $2,438)
Other assets and liabilities, net-(16.9)%                                                      (392)
                                                                                        -----------
NET ASSETS-100.0%                                                                       $     2,319
                                                                                        ===========

FOOTNOTE LEGEND:

----------
(1) Federal Income Tax Information : For tax information at June 30, 2011, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)    Non-income producing.

(3)    All or a portion of security is on loan.

(4) Represents security purchased with cash collateral received for securities on loan.

Virtus Mid-Cap Core Fund

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                                      LEVEL 2
                                                                                    SIGNIFICANT
                                                     TOTAL VALUE AT      LEVEL 1    OBSERVABLE
                                                      JUNE 30, 2011  QUOTED PRICES    INPUTS
                                                    ---------------  -------------  ------------
Equity Securities:
       Common Stocks                                 $        2,186  $       2,186  $         -
       Securities Lending Collateral                            422            382           40
       Short-Term Investments                                   103            103            -
                                                    ---------------  -------------  ------------
Total Investments                                    $        2,711  $       2,671  $        40
                                                    ---------------  -------------  ------------

There are no Level 3 (Significant unobservable inputs) priced securities.

                           VIRTUS MID-CAP GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                         SHARES      VALUE
                                                      -----------  ----------
COMMON STOCKS-99.1%
CONSUMER DISCRETIONARY-18.5%
Aeropostale, Inc.(2)(3)                                    49,050  $      858
Autoliv, Inc.(3)                                           13,000       1,020
Bed Bath & Beyond, Inc.(2)                                 12,200         712
Chico's FAS, Inc.                                         104,700       1,595
Chipotle Mexican Grill, Inc. Class A(2)(3)                  2,800         863
Coach, Inc.(3)                                             28,500       1,822
Lear Corp.                                                 29,400       1,572
Life Time Fitness, Inc.(2)                                 23,700         946
Macy's, Inc.                                               33,000         965
McGraw-Hill Cos., Inc. (The)                               17,500         733
Panera Bread Co. Class A(2)                                10,200       1,282
PetSmart, Inc.                                             29,200       1,325
Ross Stores, Inc.                                          20,100       1,610
Scripps Networks Interactive, Inc. Class A                 10,500         513
Sotheby's Holdings, Inc.(3)                                20,600         896
TJX Cos., Inc.                                             14,460         760
                                                                   ----------
                                                                       17,472
                                                                   ----------

CONSUMER STAPLES-2.9%
Corn Products International, Inc.                          32,600       1,802
Herbalife Ltd.                                             15,900         917
                                                                   ----------
                                                                        2,719
                                                                   ----------

ENERGY-7.7%
Alpha Natural Resources, Inc.(2)                           21,200         963
Cimarex Energy Co.                                         15,900       1,430
Holly Corp.(3)                                              9,500         659
Murphy Oil Corp.                                           15,700       1,031
Nabors Industries Ltd.(2)                                  32,500         801
Superior Energy Services, Inc.(2)                          33,900       1,259
Whiting Petroleum Corp.(2)                                 19,600       1,115
                                                                   ----------
                                                                        7,258
                                                                   ----------

FINANCIALS-5.6%
Ameriprise Financial, Inc.                                 14,300         825
Jefferies Group, Inc.(3)                                   41,300         842
Jones Lang LaSalle, Inc.(3)                                12,300       1,160
Reinsurance Group of America, Inc.                         27,500       1,674
Validus Holdings Ltd.                                      25,900         801
                                                                   ----------
                                                                        5,302
                                                                   ----------

HEALTH CARE-14.3%
Biogen Idec, Inc.(2)                                        8,600         919
Cooper Companies, Inc.                                     10,400         824
Humana, Inc.                                               12,290         990
Kinetic Concepts, Inc.(2)                                  26,400       1,521
Medicis Pharmaceutical Corp. Class A(3)                    28,600       1,092
Mednax, Inc.(2)                                            15,800       1,141
Mylan, Inc.(2)                                             76,900       1,897
Myriad Genetics, Inc.(2)                                   23,900         543
United Therapeutics Corp.(2)                               11,700         645
Varian Medical Systems, Inc.(2)(3)                         17,300       1,211
Waters Corp.(2)                                            12,200       1,168
Watson Pharmaceuticals, Inc.(2)(3)                         21,500       1,478
                                                                   ----------
                                                                       13,429
                                                                   ----------

INDUSTRIALS-16.9%
Dover Corp.                                                32,600       2,210
IHS, Inc. Class A(2)                                       21,500       1,793
Joy Global, Inc.                                           12,900       1,229
KAR Auction Services, Inc.(2)                              84,300       1,594
Kennametal, Inc.                                           27,900       1,178
Kirby Corp.(2)                                             23,500       1,332
Navistar International Corp.(2)                            26,400       1,491
Textron, Inc.(3)                                           43,300       1,022
Thomas & Betts Corp.(2)                                    31,900       1,718
Toro Co. (The)                                             23,800       1,440
Towers Watson & Co. Class A                                14,600         959
                                                                   ----------
                                                                       15,966
                                                                   ----------

INFORMATION TECHNOLOGY-21.7%
Altera Corp.                                               25,400       1,177
Arrow Electronics, Inc.(2)                                 22,500         934
BMC Software, Inc.(2)                                      26,100       1,428
CA, Inc.                                                   54,100       1,236
Fairchild Semiconductor International, Inc.(2)             34,900         583
Global Payments, Inc.                                      25,400       1,295
IAC/InterActive Corp.(2)                                   27,000       1,031
Intuit, Inc.(2)                                            28,200       1,462
Lam Research Corp.(2)                                      37,800       1,674
Micron Technology, Inc.(2)                                 83,000         621
NCR Corp.(2)                                               30,200         570
NetApp, Inc.(2)(3)                                         25,300       1,335
Novellus Systems, Inc.(2)(3)                               44,100       1,594
ON Semiconductor Corp.(2)                                  64,000         670
Red Hat, Inc.(2)                                           14,400         661
SanDisk Corp.(2)                                           19,900         826

                           VIRTUS MID-CAP GROWTH FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                     SHARES        VALUE
                                                                                   ----------   -----------
INFORMATION TECHNOLOGY-(CONTINUED)
Solera Holdings, Inc.                                                                  14,700   $      870
Teradata Corp.(2)                                                                      19,100        1,150
Teradyne, Inc.(2)(3)                                                                   92,600        1,370
                                                                                                -----------
                                                                                                    20,487
                                                                                                -----------

MATERIALS-6.9%
Albemarle Corp.                                                                        17,300        1,197
Ball Corp.                                                                             34,400        1,323
Cliffs Natural Resources, Inc.                                                         17,900        1,655
Eastman Chemical Co.                                                                    9,100          929
Walter Energy, Inc.                                                                    11,800        1,366
                                                                                                -----------
                                                                                                     6,470
                                                                                                -----------

TELECOMMUNICATION SERVICES-3.5%
MetroPCS Communications, Inc.(2)                                                      103,100        1,775
NII Holdings, Inc.(2)                                                                  35,400        1,500
                                                                                                -----------
                                                                                                     3,275
                                                                                                -----------

UTILITIES-1.1%
UGI Corp.                                                                              31,100          992
                                                                                                -----------

TOTAL COMMON STOCKS                                                                                 93,370
(IDENTIFIED COST $73,406)
                                                                                                -----------
TOTAL LONG TERM INVESTMENTS-99.1%                                                                   93,370
(IDENTIFIED COST $73,406)
                                                                                                -----------

SHORT-TERM INVESTMENTS-0.4%

MONEY MARKET MUTUAL FUNDS-0.4%
BlackRock Liquidity Funds TempFund Portfolio -
   Institutional Shares (seven-day effective yield 0.085%)                            390,060          390
                                                                                                -----------

TOTAL SHORT-TERM INVESTMENTS                                                                           390
(IDENTIFIED COST $390)
                                                                                                -----------

SECURITIES LENDING COLLATERAL-13.1%

BlackRock Institutional Money Market Trust
   (seven-day effective yield 0.136%)(4)                                            1,165,860        1,166
BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares
   (seven-day effective yield 0.090%)(4)                                           11,218,519       11,219
                                                                                                -----------
TOTAL SECURITIES LENDING COLLATERAL                                                                 12,385
(IDENTIFIED COST $12,385)
                                                                                                -----------

TOTAL INVESTMENTS-112.6%                                                                           106,145(1)
(IDENTIFIED COST $86,181)

Other assets and liabilities, net-(12.6)%                                                          (11,914)
                                                                                                -----------
NET ASSETS-100.0%                                                                               $   94,231
                                                                                                ===========

FOOTNOTE LEGEND:

----------
(1) Federal Income Tax Information : For tax information at June 30, 2011, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)    Non-income producing.

(3)    All or a portion of security is on loan.

(4) Represents security purchased with cash collateral received for securities on loan.

Virtus Mid-Cap Growth Fund

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                                      LEVEL 2
                                                                                    SIGNIFICANT
                                                     TOTAL VALUE AT      LEVEL 1    OBSERVABLE
                                                      JUNE 30, 2011  QUOTED PRICES    INPUTS
                                                    ---------------  -------------  ------------
Equity Securities:
     Common Stocks                                  $        93,370  $      93,370  $         -
     Securities Lending Collateral                           12,385         11,219        1,166
     Short-Term Investments                                     390            390            -
                                                    ---------------  -------------  ------------
Total Investments                                   $       106,145  $     104,979  $     1,166
                                                    ---------------  -------------  ------------

There are no Level 3 (Significant unobservable inputs) priced securities.

                           VIRTUS MID-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                       SHARES         VALUE
                                                   -------------   ----------
COMMON STOCKS-96.8%

CONSUMER DISCRETIONARY-16.8%
Big Lots, Inc.(2)                                        502,260      $16,650
Fortune Brands, Inc.                                     271,000       17,282
Penney (J.C.) Co., Inc.(3)                               524,900       18,130
TJX Cos., Inc.                                           244,700       12,854
                                                                   ----------
                                                                       64,916
                                                                   ----------

CONSUMER STAPLES-13.7%
CVS Caremark Corp.                                        32,380        1,217
Koninklijke Ahold NV Sponsored ADR                     1,018,400       13,667
Safeway, Inc.(3)                                         686,940       16,054
Sara Lee Corp.                                         1,151,930       21,875
                                                                   ----------
                                                                       52,813
                                                                   ----------

ENERGY-14.2%
Consol Energy, Inc.                                      204,510        9,914
Devon Energy Corp.                                       134,690       10,615
El Paso Corp.                                          1,018,450       20,573
Williams Cos., Inc. (The)                                453,400       13,715
                                                                   ----------
                                                                       54,817
                                                                   ----------

INDUSTRIALS-24.0%
Con-way, Inc.                                            209,200        8,119
ITT Corp.                                                138,150        8,141
Masco Corp.(3)                                           730,380        8,786
Owens Corning, Inc.(2)                                   331,850       12,395
Raytheon Co.                                             226,300       11,281
Republic Services, Inc.                                  511,692       15,786
Thomas & Betts Corp.(2)                                  211,540       11,391
USG Corp.(2)(3)                                          360,860        5,175
Waste Management, Inc.(3)                                311,650       11,615
                                                                   ----------
                                                                       92,689
                                                                   ----------

MATERIALS-18.1%
Ball Corp.                                               319,900       12,303
Crown Holdings, Inc.(2)                                  398,850       15,484
Dow Chemical Co. (The)                                   320,750       11,547
FMC Corp.                                                 88,210        7,588
Owens-Illinois, Inc.(2)                                  528,910       13,651
Packaging Corp. of America                               339,050        9,490
                                                                   ----------
                                                                       70,063
                                                                   ----------

UTILITIES-10.0%
Dominion Resources, Inc.(3)                              290,350       14,015
GenOn Energy, Inc.(2)                                  2,215,977        8,554
ONEOK, Inc.                                              220,350       16,308
                                                                   ----------
                                                                       38,877
                                                                   ----------

TOTAL COMMON STOCKS
(IDENTIFIED COST $305,656)                                            374,175
                                                                   ----------

TOTAL LONG TERM INVESTMENTS-96.8%
(IDENTIFIED COST $305,656)                                            374,175
                                                                   ----------

SHORT-TERM INVESTMENTS-3.3%

MONEY MARKET MUTUAL FUNDS-3.3%
BlackRock Liquidity Funds TempFund
 Portfolio - Institutional
 Shares (seven-day effective yield 0.085%)            12,677,726       12,678
                                                                   ----------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $12,678)                                              12,678
                                                                   ----------

SECURITIES LENDING COLLATERAL-9.4%

BlackRock Institutional Money Market Trust
 (seven-day effective yield 0.136%)(4)                 3,437,103        3,437

BlackRock Liquidity Funds TempCash
Portfolio - Institutional Shares
(seven-day effective yield 0.090%)(4)                 33,073,607       33,074
                                                                   ----------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $36,511)                                              36,511
                                                                   ----------

TOTAL INVESTMENTS-109.5%
(IDENTIFIED COST $354,845)                                            423,364(1)

Other assets and liabilities, net-(9.5)%                              (36,906)
                                                                   ----------
NET ASSETS-100.0%                                                  $  386,458
                                                                   ==========

ABBREVIATIONS:

ADR     American Depositary Receipt

----------
FOOTNOTE LEGEND:

(1) Federal Income Tax Information : For tax information at June 30, 2011, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)     Non-income producing.

(3)     All or a portion of security is on loan.

(4) Represents security purchased with cash collateral received for securities on loan.

Virtus Mid-Cap Value Fund

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                                          LEVEL 2
                                                                                        SIGNIFICANT
                                                     TOTAL VALUE AT       LEVEL 1        OBSERVABLE
                                                      JUNE 30, 2011    QUOTED PRICES       INPUTS
                                                     --------------    -------------    -----------
Equity Securities:
  Common Stocks                                      $      374,175         $374,175    $         -
  Securities Lending Collateral                              36,511           33,074          3,437
  Short-Term Investments                                     12,678           12,678              -
                                                     --------------    -------------    -----------
Total Investments                                    $      423,364    $     419,927    $     3,437
                                                     --------------    -------------    -----------

There are no Level 3 (Significant unobservable inputs) priced securities.

                      VIRTUS QUALITY LARGE-CAP VALUE FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                         SHARES       VALUE
                                                        ---------  ----------
COMMON STOCKS-99.0%

CONSUMER DISCRETIONARY-12.3%
Genuine Parts Co.                                          17,300      $  941
Mattel, Inc.                                               52,900       1,454
Omnicom Group, Inc.                                        18,800         906
TJX Cos., Inc.                                             29,700       1,560
VF Corp.(2)                                                 9,500       1,031
                                                                   ----------
                                                                        5,892
                                                                   ----------

CONSUMER STAPLES-11.7%
Coca-Cola Co. (The)                                        17,500       1,178
Heinz (H.J.) Co.(2)                                        25,600       1,364
Kimberly-Clark Corp.                                       22,800       1,517
SYSCO Corp.                                                50,700       1,581
                                                                   ----------
                                                                        5,640
                                                                   ----------

ENERGY-12.4%
Apache Corp.                                                9,600       1,185
Exxon Mobil Corp.                                          19,000       1,546
National Oilwell Varco, Inc.                               25,400       1,987
Schlumberger Ltd.(2)                                       14,100       1,218
                                                                   ----------
                                                                        5,936
                                                                   ----------

FINANCIALS-23.3%
American Express Co.                                       31,700       1,639
Bank of New York Mellon Corp. (The)                        50,500       1,294
Franklin Resources, Inc.(2)                                 9,400       1,234
JPMorgan Chase & Co.                                       43,000       1,760
MetLife, Inc.                                              31,500       1,382
PNC Financial Services Group, Inc.                         33,100       1,973
Travelers Cos., Inc. (The)                                 32,600       1,903
                                                                   ----------
                                                                       11,185
                                                                   ----------

HEALTH CARE-10.5%
Becton, Dickinson & Co.                                    23,400       2,016
Johnson & Johnson                                          23,600       1,570
Medtronic, Inc.                                            38,300       1,476
                                                                   ----------
                                                                        5,062
                                                                   ----------

INDUSTRIALS-10.9%
3M Co.                                                     19,900       1,887
General Dynamics Corp.                                     23,600       1,759
Union Pacific Corp.                                        15,300       1,597
                                                                   ----------
                                                                        5,243
                                                                   ----------

INFORMATION TECHNOLOGY-9.4%
Microchip Technology, Inc.(2)                              24,900         944
Microsoft Corp.                                            78,800       2,049
Western Union Co. (The)                                    75,600       1,514
                                                                   ----------
                                                                        4,507
                                                                   ----------

MATERIALS-5.2%
Barrick Gold Corp.(2)                                      25,900       1,173
Nucor Corp.(2)                                             31,600       1,303
                                                                   ----------
                                                                        2,476
                                                                   ----------

UTILITIES-3.3%
AGL Resources, Inc.(2)                                     38,800       1,580
                                                                   ----------

TOTAL COMMON STOCKS
(IDENTIFIED COST $38,087)                                              47,521
                                                                   ----------

TOTAL LONG TERM INVESTMENTS-99.0%
(IDENTIFIED COST $38,087)                                              47,521
                                                                   ----------

SHORT-TERM INVESTMENTS-0.5%
MONEY MARKET MUTUAL FUNDS-0.5%
BlackRock Liquidity Funds TempFund
 Portfolio - Institutional Shares
 (seven-day effective yield 0.085%)                       218,998         219
                                                                   ----------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $219)                                                    219
                                                                   ----------

SECURITIES LENDING COLLATERAL-17.2%

BlackRock Institutional Money Market Trust
 (seven-day effective yield 0.136%)(3)                    776,832         777
BlackRock Liquidity Funds TempCash
 Portfolio - Institutional Shares
 (seven-day effective yield 0.090%)(3)                  7,475,087       7,475
                                                                   ----------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $8,252)                                                8,252
                                                                   ----------

TOTAL INVESTMENTS-116.7%
(IDENTIFIED COST $46,558)                                              55,992(1)
Other assets and liabilities, net-(16.7)%                              (8,008)
                                                                   ----------
NET ASSETS-100.0%                                                  $   47,984
                                                                   ==========

----------
FOOTNOTE LEGEND:

(1) Federal Income Tax Information : For tax information at June 30, 2011, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)     All or a portion of security is on loan.

(3) Represents security purchased with cash collateral received for securities on loan.

Virtus Quality Large-Cap Value Fund

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                                        LEVEL 2
                                                                                      SIGNIFICANT
                                                     TOTAL VALUE AT      LEVEL 1       OBSERVABLE
                                                      JUNE 30, 2011   QUOTED PRICES      INPUTS
                                                     --------------   -------------  ------------
Equity Securities:
  Common Stocks                                      $       47,521   $      47,521  $         -
  Securities Lending Collateral                               8,252           7,475           777
  Short-Term Investments                                        219             219             -
                                                     --------------   -------------  ------------
Total Investments                                    $       55,992   $      55,215  $        777
                                                     --------------   -------------  ------------

There are no Level 3 (Significant unobservable inputs) priced securities.

                         VIRTUS QUALITY SMALL-CAP FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                          SHARES        VALUE
                                                        ----------   -----------
COMMON STOCKS-97.8%
CONSUMER DISCRETIONARY-16.3%
Hillenbrand, Inc.                                          569,000   $    13,457
John Wiley & Sons, Inc. Class A                            150,000         7,802
Tempur-Pedic International, Inc.(2)(3)                     359,900        24,408
                                                                     -----------
                                                                          45,667
                                                                     -----------

CONSUMER STAPLES-4.3%
WD-40 Co.                                                  312,000        12,180
                                                                     -----------

ENERGY-10.2%
CARBO Ceramics, Inc.(3)                                     88,250        14,380
World Fuel Services Corp.(3)                               392,600        14,106
                                                                     -----------
                                                                          28,486
                                                                     -----------

FINANCIALS-20.4%
Ares Capital Corp.(3)                                      583,600         9,378
Entertainment Properties Trust(3)                          154,800         7,229
Federated Investors, Inc. Class B(3)                       475,300        11,331
First Cash Financial Services, Inc.(2)                     403,800        16,956
RLI Corp.(3)                                               158,283         9,801
Suffolk Bancorp(3)                                         172,700         2,411
                                                                     -----------
                                                                          57,106
                                                                     -----------

HEALTH CARE-8.3%
Landauer, Inc.                                             109,191         6,725
Owens & Minor, Inc.                                        379,000        13,072
Young Innovations, Inc.                                    118,814         3,388
                                                                     -----------
                                                                          23,185
                                                                     -----------

INDUSTRIALS-19.8%
ABM Industries, Inc.                                       256,000         5,975
CLARCOR, Inc.(3)                                           218,000        10,307
Graco, Inc.(3)                                             274,400        13,901
Landstar System, Inc.                                      284,800        13,238
Lincoln Electric Holdings, Inc.                            340,000        12,189
                                                                     -----------
                                                                          55,610
                                                                     -----------

INFORMATION TECHNOLOGY-15.4%
Cabot Microelectronics Corp.(2)                            111,000         5,158
Cass Information Systems, Inc.(3)                          182,227         6,881
Computer Services, Inc.                                    238,667         7,136
Jack Henry & Associates, Inc.                              352,200        10,570
Syntel, Inc.                                               229,031        13,540
                                                                     -----------
                                                                          43,285
                                                                     -----------

MATERIALS-3.1%
Balchem Corp.                                              198,600         8,695
                                                                     -----------

TOTAL COMMON STOCKS
(IDENTIFIED COST $190,385)                                               274,214
                                                                     -----------

TOTAL LONG TERM INVESTMENTS-97.8%
(IDENTIFIED COST $190,385)                                               274,214
                                                                     -----------

SHORT-TERM INVESTMENTS-2.6%

MONEY MARKET MUTUAL FUNDS-2.6%
BlackRock Liquidity Funds TempFund
 Portfolio - Institutional Shares
 (seven-day effective yield 0.085%)                      7,332,798         7,333
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $7,333)                                                   7,333
                                                                     -----------

SECURITIES LENDING COLLATERAL-18.4%

BlackRock Institutional Money Market Trust
 (seven-day effective yield 0.136%)(4)                   4,865,030         4,865
BlackRock Liquidity Funds TempCash
 Portfolio - Institutional Shares
 (seven-day effective yield 0.090%)(4)                  46,813,864        46,814
                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $51,679)                                                 51,679
                                                                     -----------

TOTAL INVESTMENTS-118.8%
(IDENTIFIED COST $249,397)                                               333,226(1)
Other assets and liabilities, net-(18.8)%                                (52,723)
                                                                     -----------
NET ASSETS-100.0%                                                    $   280,503
                                                                     ===========

FOOTNOTE LEGEND:

(1) Federal Income Tax Information: For tax information at June 30, 2011, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)     Non-income producing.

(3)     All or a portion of security is on loan.

(4) Represents security purchased with cash collateral received for securities on loan.

Virtus Quality Small-Cap Fund

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                                            LEVEL 2
                                                                                          SIGNIFICANT
                                                     TOTAL VALUE AT       LEVEL 1         OBSERVABLE
                                                      JUNE 30, 2011    QUOTED PRICES        INPUTS
                                                     ---------------   --------------    ------------
Equity Securities:
  Common Stocks                                      $       274,214   $      274,214    $          -
  Securities Lending Collateral                               51,679           46,814           4,865
  Short-Term Investments                                       7,333            7,333               -
                                                     ---------------   --------------    ------------
Total Investments                                    $       333,226   $      328,361    $      4,865
                                                     ---------------   --------------    ------------

There are no Level 3 (Significant unobservable inputs) priced securities.

                           VIRTUS SMALL-CAP CORE FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                  SHARES             VALUE
                                                 --------          ---------
COMMON STOCKS-95.4%

CONSUMER DISCRETIONARY-14.2%
Pool Corp.                                         256,000         $  7,632
Steiner Leisure Ltd.(2)(3)                         111,800            5,107
Tempur-Pedic International, Inc.(2)(3)             156,800           10,634
                                                                   ---------
                                                                     23,373
                                                                   ---------

ENERGY-1.7%
CARBO Ceramics, Inc.(3)                             16,700            2,721
                                                                   ---------

FINANCIALS-16.7%
Brown & Brown, Inc.                                287,600            7,380
Cohen & Steers, Inc.(3)                            258,100            8,556
Federated Investors, Inc. Class B(3)               268,700            6,406
RLI Corp.(3)                                        80,700            4,997
                                                                   ---------
                                                                     27,339
                                                                   ---------

HEALTH CARE-19.0%
Abaxis, Inc.(2)                                    183,500            5,001
Computer Programs & Systems, Inc.                   88,000            5,586
Haemonetics Corp.(2)                                73,000            4,699
Owens & Minor, Inc.(3)                             213,000            7,346
Techne Corp.                                       101,800            8,487
                                                                   ---------
                                                                     31,119
                                                                   ---------

INDUSTRIALS-20.4%
Advisory Board Co. (The)(2)                         77,407            4,480
Copart, Inc.(2)                                    179,000            8,341
Exponent, Inc.(2)                                  125,800            5,474
Landstar System, Inc.                               98,000            4,555
Lincoln Electric Holdings, Inc.                    122,600            4,395
RBC Bearings, Inc.(2)                               88,300            3,334
Rollins, Inc.(3)                                   144,000            2,935
                                                                   ---------
                                                                     33,514
                                                                   ---------

INFORMATION TECHNOLOGY-21.3%
ANSYS, Inc.(2)                                     132,700            7,255
Blackbaud, Inc.(3)                                 201,000            5,572
Cabot Microelectronics Corp.(2)                     61,000            2,835
FactSet Research Systems, Inc.(3)                   47,600            4,870
Hittite Microwave Corp.(2)                         121,200            7,503
Jack Henry & Associates, Inc.                      230,500            6,917
                                                                   ---------
                                                                     34,952
                                                                   ---------

MATERIALS-2.1%
Aptargroup, Inc.                                    65,200            3,413
                                                                   ---------

TOTAL COMMON STOCKS
(IDENTIFIED COST $114,752)                                          156,431
                                                                   ---------

TOTAL LONG TERM INVESTMENTS-95.4%
(IDENTIFIED COST $114,752)                                          156,431
                                                                   ---------
SHORT-TERM INVESTMENTS-4.2%

MONEY MARKET MUTUAL FUNDS-4.2%
BlackRock Liquidity Funds TempFund
  Portfolio - Institutional Shares
  (seven-day effective yield 0.085%)             6,881,105            6,881
                                                                   ---------
TOTAL SHORT-TERM INVESTMENTS                                          6,881
(IDENTIFIED COST $6,881)
                                                                   ---------

SECURITIES LENDING COLLATERAL-19.1%

BlackRock Institutional Money Market
  Trust (seven-day effective yield 0.136%)(4)    2,945,903            2,946
BlackRock Liquidity Funds TempCash
  Portfolio - Institutional Shares
  (seven-day effective yield 0.090%)(4)          28,347,020          28,347
                                                                   ---------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $31,293)                                            31,293
                                                                   ---------
TOTAL INVESTMENTS-118.7%
(IDENTIFIED COST $152,926)                                          194,605(1)

Other assets and liabilities, net-(18.7)%                           (30,628)
                                                                   ---------
NET ASSETS-100.0%                                                 $ 163,977
                                                                   =========

FOOTNOTE LEGEND:
(1)  Federal  Income Tax Information : For tax information at June 30, 2011, see
     Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income  producing.

(3)  All  or  a  portion  of  security  is  on  loan.

(4) Represents security purchased with cash collateral received for securities on loan.

Virtus Small-Cap Core Fund

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                       LEVEL 2
                                                                      SIGNIFICANT
                                  TOTAL VALUE AT     LEVEL 1          OBSERVABLE
                                   JUNE 30, 2011   QUOTED PRICES         INPUTS
                                   -------------   --------------    ---------------
Equity Securities:
  Common Stocks                    $     156,431     $    156,431       $          -
  Securities Lending Collateral           31,293           28,347              2,946
  Short-Term Investments                   6,881            6,881                  -
                                   -------------   --------------    ---------------
Total Investments                  $     194,605     $    191,659       $      2,946
                                   -------------   --------------    ---------------

There are no Level 3 (Significant unobservable inputs) priced securitie

                    VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                  SHARES             VALUE
                                                ---------          ---------
COMMON STOCKS-92.4%

CONSUMER DISCRETIONARY-13.4%
Aaron's, Inc.(3)                                  121,800          $   3,442
Morningstar, Inc.(3)                               49,700              3,021
Pool Corp.                                        127,100              3,789
                                                                   ---------
                                                                      10,252
                                                                   ---------

CONSUMER STAPLES-7.7%
Hansen Natural Corp.(2)                            23,700              1,918
PriceSmart, Inc.                                   77,000              3,945
                                                                   ---------
                                                                       5,863
                                                                   ---------

FINANCIALS-5.0%
Cohen & Steers, Inc.(3)                           114,500              3,795
                                                                   ---------

HEALTH CARE-25.7%
Abaxis, Inc.(2)                                   118,500              3,229
Bio-Reference Labs, Inc.(2)(3)                    143,000              2,989
Immucor, Inc.(2)                                  137,000              2,798
Meridian Bioscience, Inc.(3)                       77,700              1,873
National Research Corp.                            87,746              3,205
Quality Systems, Inc.(3)                           19,100              1,668
Techne Corp.(3)                                    47,000              3,918
                                                                   ---------
                                                                      19,680
                                                                   ---------

INDUSTRIALS-16.0%
Aaon, Inc.(3)                                     126,100              2,754
Copart, Inc.(2)                                    80,300              3,742
Heartland Express, Inc.(3)                        136,200              2,255
HEICO Corp. Class A                                63,150              2,511
Omega Flex, Inc.(2)                                69,400                974
                                                                   ---------
                                                                      12,236
                                                                   ---------

INFORMATION TECHNOLOGY-24.6%
ANSYS, Inc.(2)                                     64,500              3,526
Blackbaud, Inc.                                   112,000              3,105
FactSet Research Systems, Inc.(3)                   5,900                604
FLIR Systems, Inc.                                108,000              3,641
Hittite Microwave Corp.(2)                         65,200              4,036
ScanSource, Inc.(2)                               104,600              3,920
                                                                   ---------
                                                                      18,832
                                                                   ---------

TOTAL COMMON STOCKS
(IDENTIFIED COST $54,829)                                             70,658
                                                                   ---------
TOTAL LONG TERM INVESTMENTS-92.4%
 (IDENTIFIED COST $54,829)                                            70,658
                                                                   ---------

SHORT-TERM INVESTMENTS-7.8%

MONEY MARKET MUTUAL FUNDS-7.8%
BlackRock Liquidity Funds TempFund
  Portfolio - Institutional Shares
  (seven-day effective yield 0.085%)            5,945,914          $   5,946
                                                                   ---------
TOTAL SHORT-TERM INVESTMENTS                                           5,946
(IDENTIFIED COST $5,946)
                                                                   ---------

SECURITIES LENDING COLLATERAL-14.2%
BlackRock Institutional Money Market Trust
  (seven-day effective yield 0.136%)(4)           1,018,527            1,019
BlackRock Liquidity Funds TempCash
  Portfolio - Institutional Shares
  (seven-day effective yield 0.090%)(4)           9,800,798            9,801
                                                                   ---------
TOTAL SECURITIES LENDING COLLATERAL                                   10,820
 (IDENTIFIED COST $10,820)
                                                                   ---------
TOTAL INVESTMENTS-114.4%                                              87,424(1)
(IDENTIFIED COST $71,595)

Other assets and liabilities, net-(14.4)%                            (10,990)
                                                                   ---------
NET ASSETS-100.0%                                                  $  76,434
                                                                   =========

FOOTNOTE LEGEND:
(1) Federal Income Tax Information : For tax information at June 30, 2011, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)  Non-income producing.

(3)  All or a portion of security is on loan.

(4) Represents security purchased with cash collateral received for securities on loan.

Virtus Small-Cap Sustainable Growth Fund

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                               LEVEL 2
                                                                              SIGNIFICANT
                                      TOTAL VALUE AT           LEVEL 1         OBSERVABLE
                                      JUNE 30, 2011        QUOTED PRICES        INPUTS
                                     ----------------     --- ------------   --------------
Equity Securities:
  Common Stocks                      $         70,658     $         70,658   $            -
  Securities Lending Collateral                10,820                9,801            1,019
  Short-Term Investments                        5,946                5,946                -
                                     ----------------     ----------------   --------------
Total Investments                    $         87,424     $         86,405   $        1,019
                                     ----------------     ----------------   --------------

There are no Level 3 (Significant unobservable inputs) priced securities.

                          VIRTUS STRATEGIC GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                       SHARES          VALUE
                                                     ----------      ---------
COMMON STOCKS--98.3%
CONSUMER DISCRETIONARY--10.0%
Bed Bath & Beyond, Inc.(2)                               81,800      $   4,775
Gaylord Entertainment Co.(2)                            105,281          3,158
Lowe's Cos., Inc.                                       272,000          6,340
Mohawk Industries, Inc.(2)                               91,655          5,498
Panera Bread Co. Class A(2)                              28,195          3,543
Phillips-Van Heusen Corp.                                94,015          6,155
Texas Roadhouse, Inc.                                   263,304          4,617
Williams-Sonoma, Inc.(3)                                122,600          4,474
Yum! Brands, Inc.                                       107,960          5,964
                                                                     ---------
                                                                        44,524
                                                                     ---------
CONSUMER STAPLES--7.8%
Bunge Ltd.                                               66,415          4,579
Coca-Cola Enterprises, Inc.                             178,710          5,215
Herbalife Ltd.                                           82,672          4,765
PepsiCo, Inc.                                            73,900          5,205
Philip Morris International, Inc.                        95,980          6,409
Procter & Gamble Co. (The)                               72,370          4,600
Whole Foods Market, Inc.                                 60,425          3,834
                                                                     ---------
                                                                        34,607
                                                                     ---------
ENERGY--12.7%
Baker Hughes, Inc.                                       77,015          5,588
Brigham Exploration Co.(2)                              116,635          3,491
Ensco International plc Sponsored ADR                    99,505          5,304
Halliburton Co.                                         119,545          6,097
National Oilwell Varco, Inc.                             85,545          6,690
Newfield Exploration Co.(2)                              93,550          6,363
Patterson-UTI Energy, Inc.                              202,415          6,398
Pioneer Natural Resources Co.(3)                         56,370          5,049
SM Energy Co.                                            93,665          6,883
Superior Energy Services, Inc.(2)                       119,670          4,445
                                                                     ---------
                                                                        56,308
                                                                     ---------
FINANCIALS--4.4%
Citigroup, Inc.                                         147,996          6,163
Goldman Sachs Group, Inc. (The)                          33,890          4,511
PNC Financial Services Group, Inc.                       76,100          4,536
Richard Ellis (CB) Group, Inc. Class A(2)               167,995          4,218
                                                                     ---------
                                                                        19,428
                                                                     ---------
HEALTH CARE--9.6%
Agilent Technologies, Inc.(2)                            96,850          4,950
Alexion Pharmaceuticals, Inc.(2)                         96,850        $ 4,555
Allergan, Inc.                                           72,880          6,067
Celgene Corp.(2)                                        117,890          7,111
Express Scripts, Inc.(2)                                102,100          5,511
Intuitive Surgical, Inc.(2)(3)                           13,610          5,065
Stryker Corp.                                            87,600          5,141
Warner Chilcott plc Class A(3)                          163,850          3,954
                                                                     ---------
                                                                        42,354
                                                                     ---------
INDUSTRIALS--14.0%
ABB Ltd. Sponsored ADR                                  216,610          5,621
Atlas Air Worldwide Holdings, Inc.(2)                    41,300          2,458
Caterpillar, Inc.                                        69,300          7,378
CLARCOR, Inc.                                           130,410          6,166
Emerson Electric Co.                                    127,150          7,152
Joy Global, Inc.                                         55,565          5,292
Manpower, Inc.                                           74,550          3,999
Owens Corning, Inc.(2)                                   66,470          2,483
PACCAR, Inc.                                            105,745          5,402
Timken Co. (The)                                         67,936          3,424
Union Pacific Corp.                                      63,100          6,588
United Technologies Corp.                                69,955          6,192
                                                                     ---------
                                                                        62,155
                                                                     ---------
INFORMATION TECHNOLOGY--32.7%
Adobe Systems, Inc.(2)                                  135,050          4,247
Alcatel-Lucent S.A. Sponsored ADR(2)(3)               1,236,400          7,134
Altera Corp.                                            122,900          5,696
Amdocs Ltd.(2)                                          153,755          4,673
Apple, Inc.(2)                                           40,280         13,521
ASML Holding N.V.(3)                                    112,635          4,163
Atmel Corp.(2)                                          329,670          4,638
Broadcom Corp. Class A(2)                               119,795          4,030
Cisco Systems, Inc.                                     371,215          5,795
Citrix Systems, Inc.(2)                                  69,745          5,580
EMC Corp.(2)                                            338,420          9,324
Google, Inc. Class A(2)                                  16,815          8,515
International Business Machines Corp.                    40,900          7,016
Juniper Networks, Inc.(2)                               100,000          3,150
KLA-Tencor Corp.                                        144,495          5,849
Microsoft Corp.                                         274,695          7,142
NetApp, Inc.(2)                                          86,610          4,571
Oracle Corp.                                            302,730          9,963
Qualcomm, Inc.                                          165,370          9,391

                          VIRTUS STRATEGIC GROWTH FUND
                       SCHEDULE OF INVESTMENTS(CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                                       SHARES                 VALUE
                                                                                     ----------            ----------
INFORMATION TECHNOLOGY--(CONTINUED)
SAP AG Sponsored ADR(3)                                                                  78,865            $    4,783
SuccessFactors, Inc.(2)                                                                 120,105                 3,531
Symantec Corp.(2)                                                                       338,615                 6,678
Teradata Corp.(2)                                                                        88,425                 5,323
                                                                                                           ----------
                                                                                                              144,713
                                                                                                           ----------
MATERIALS--7.1%
Agrium, Inc.(3)                                                                          64,060                 5,622
Celanese Corp. Series A                                                                  92,100                 4,910
FMC Corp.                                                                                58,885                 5,065
Freeport-McMoRan Copper & Gold, Inc.                                                     78,540                 4,155
Huntsman Corp.                                                                          246,985                 4,655
Monsanto Co.                                                                             96,290                 6,985
                                                                                                           ----------
                                                                                                               31,392
                                                                                                           ----------
TOTAL COMMON STOCKS
(IDENTIFIED COST $327,662)                                                                                    435,481
                                                                                                           ----------

EXCHANGE-TRADED FUNDS--1.3%

SPDR(R) S&P(R) Homebuilders ETF(3)                                                      318,600                 5,750
                                                                                                           ----------
TOTAL EXCHANGE-TRADED FUNDS
(IDENTIFIED COST $5,263)                                                                                        5,750
                                                                                                           ----------

TOTAL LONG TERM INVESTMENTS--99.6%
(IDENTIFIED COST $332,925)                                                                                    441,231
                                                                                                           ----------

SHORT-TERM INVESTMENTS--0.6%

MONEY MARKET MUTUAL FUNDS--0.6%
BlackRock Liquidity Funds TempFund Portfolio -
  Institutional Shares (seven-day effective yield 0.085%)                             2,601,192                 2,601
                                                                                                           ----------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,601)                                                                                        2,601
                                                                                                           ----------

SECURITIES LENDING COLLATERAL--4.1%

BlackRock Institutional Money Market Trust
  (seven-day effective yield 0.136%)(4)                                               1,729,603                 1,730
BlackRock Liquidity Funds TempCash Portfolio -
  Institutional Shares (seven-day effective yield 0.090%)(4)                         16,643,149                16,643
                                                                                                           ----------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $18,373)                                                                                      18,373
                                                                                                           ----------
TOTAL INVESTMENTS--104.3%
(IDENTIFIED COST $353,899)                                                                                 462,205(1)
Other assets and liabilities, net--(4.3)%                                                                    (19,154)
                                                                                                           ----------
NET ASSETS--100.0%                                                                                         $  443,051
                                                                                                           ----------

ABBREVIATIONS:
ADR American Depositary Receipt
ETF Exchange-Traded Fund

----------

FOOTNOTE LEGEND:
(1) Federal Income Tax Information : For tax information at June 30, 2011, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)     Non-income producing.

(3)     All or a portion of security is on loan.

(4) Represents security purchased with cash collateral received for securities on loan.

                          VIRTUS STRATEGIC GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS (Unaudited) +
United States                                    89%
France                                            2
United Kingdom                                    2
Canada                                            1
Cayman Islands                                    1
Germany                                           1
Switzerland                                       1
Other                                             3
                                             ------
Total                                           100%
                                             ------

---------
+ % of total investments as of June 30, 2011

Virtus Strategic Growth Fund

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                                               LEVEL 2
                                                                                             SIGNIFICANT
                                          TOTAL VALUE AT                LEVEL 1               OBSERVABLE
                                           JUNE 30, 2011             QUOTED PRICES              INPUTS
                                        ------------------        ------- ----------        --------------
Equity Securities:
     Common Stocks                      $          435,481        $          435,481        $           --
     Exchange-Traded Funds                           5,750                     5,750                    --
     Securities Lending Collateral                  18,373                    16,643                 1,730
     Short-Term Investments                          2,601                     2,601                    --
                                        ------------------        ------------------        --------------
Total Investments                       $          462,205        $          460,475        $        1,730
                                        ------------------        ------------------        --------------

There are no Level 3 (Significant unobservable inputs) priced securities.

                        VIRTUS TACTICAL ALLOCATION FUND
                           SCHEDULE OF INVESTMENTS
                          JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                         PAR VALUE     VALUE
                                                         ----------  ---------
U.S. GOVERNMENT SECURITIES--6.2%
U.S. Treasury Bond
  2.875%, 3/31/18                                        $      210  $     216
  3.500%, 2/15/39                                             3,130      2,688
U.S. Treasury Note
  1.125%, 12/15/12                                            4,640      4,692
  2.625%, 6/30/14                                             1,205      1,270
  2.625%, 8/15/20                                             3,385      3,277
                                                                        ------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $11,853)                                               12,143
                                                                        ------

MORTGAGE-BACKED SECURITIES--12.7%

AGENCY--9.4%
FHLMC
  6.500%, 4/1/31                                              1,461      1,656
  5.000%, 1/1/35                                              1,679      1,794
FHLMC REMICs
  JA-2777 4.500%, 11/15/17                                       71         73
  CH-2904 4.500%, 4/15/19                                       267        279
FNMA
  4.000%, 7/1/19                                                333        353
  0.000%, 10/9/19                                               450        315
  6.000%, 11/1/31                                               130        144
  5.500%, 7/1/34                                                968      1,053
  6.000%, 11/1/34                                             2,593      2,865
  5.500%, 3/1/36                                                854        929
  5.500%, 12/1/36                                               897        976
  6.000%, 1/1/37                                                942      1,038
  6.500%, 5/1/37                                                434        492
  6.000%, 6/1/37                                                468        519
  6.000%, 9/1/37                                                207        228
  6.000%, 2/1/38                                                160        176
  6.500%, 3/1/38                                              1,806      2,055
  5.500%, 4/1/38                                                181        199
  5.500%, 6/1/38                                                207        225
  6.000%, 11/1/38                                               618        680
  6.000%, 8/1/39                                                996      1,103
  5.500%, 9/1/39                                                418        456
  4.500%, 9/1/40                                                766        799
FNMA REMICs 03-42, HC 4.500%, 12/25/17                          100        104
                                                                        ------
                                                                        18,511
                                                                        ------

NON-AGENCY--3.3%
Banc of America Commercial Mortgage, Inc. 06-2,
  A3 5.896%, 5/10/45 (3)                                        955        999
Bear Stearns Commercial Mortgage Securities 05-
  PWR9, A4B 4.943%, 9/11/42                                     435        434
Citigroup/Deutsche Bank Commercial Mortgage
  Trust 05 CD1, AJ 5.394%, 7/15/44 (3)                          400        377
Commercial Mortgage Pass-Through Certificates
  07-C9, A4 6.008%, 12/10/49 (3)                                215        236
Credit Suisse Mortgage Capital Certificates
  06-C1, A3 5.711%, 2/15/39(3)                                   32         34
  06-C5, A3 5.311%, 12/15/39                                    270        289
JP Morgan Chase Commercial Mortgage
  Securities Corp. 07-CB19, AM 5.932%, 2/12/49 (3)              405        393
Lehman Brothers - UBS Commercial Mortgage
  Trust 07-C7, AAB 5.713%, 9/15/45                              445        460
Morgan Stanley Capital I
  07-T27, A4 5.789%, 6/11/42(3)                                 685        758
  07-T27, AJ 5.789%, 6/11/42(3)                                 400        363
  05-IQ10, A4B 5.284%, 9/15/42(3)                               310        319
  06-IQ11, A4 5.897%, 10/15/42(3)                               760        841
Wachovia Bank Commercial Mortgage Trust
  06-C23, A5 5.416%, 1/15/45(3)                                 580        636
  06-C28, AM 5.603%, 10/15/48(3)                                405        383
                                                                        ------
                                                                         6,522
                                                                        ------

TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $24,169)                                               25,033
                                                                        ------

ASSET-BACKED SECURITIES--0.0%
Associates Manufactured Housing Pass-Through-
  Certificate 97-2, A6 7.075%, 3/15/28                            47        47
                                                                        ------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $47)                                                       47
                                                                        ------

CORPORATE BONDS AND NOTES--18.1%
CONSUMER DISCRETIONARY--2.5%
AMC Entertainment Holdings, Inc. 144A 9.750%,
  12/1/20 (4)                                                   150        154
Ameristar Casinos, Inc. 144A 7.500%, 4/15/21 (4)                 75         78
B-Corp Merger Sub, Inc. 144A 8.250%, 6/1/19 (4)                 165        164
Bon-Ton Department Stores, Inc.(The) 10.250%,
  3/15/14(5)                                                    290        291

                        VIRTUS TACTICAL ALLOCATION FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                         PAR VALUE     VALUE
                                                         ---------   ---------
CONSUMER DISCRETIONARY-(CONTINUED)
Brown Shoe Co., Inc. 144A 7.125%, 5/15/19 (4)            $      405  $     389
Caesar's Entertainment Operating Co., Inc.
  10.000%, 12/15/18                                             285        259
CCO Holdings LLC / CCO Holdings Capital Corp.
  6.500%, 4/30/21                                               235        233
Cequel Communications Holdings I LLC / Cequel
  Capital Corp. 144A 8.625%, 11/15/17 (4)                       120        125
DineEquity, Inc. 144A 9.500%, 10/30/18 (4)                       50         54
Discovery Communications LLC 3.700%, 6/1/15                     195        205
Fortune Brands, Inc. 3.000%, 6/1/12                             360        365
Landry's Holdings, Inc. 144A 11.500%, 6/1/14 (4)                190        190
NBC Universal, Inc.
  144A 2.100%, 4/1/14(4)                                        230        233
  144A 4.375%, 4/1/21(4)                                        230        228
Nebraska Book Co., Inc. 10.000%, 12/1/11                        150        150
Peninsula Gaming LLC / Peninsula Gaming Corp.
  10.750%, 8/15/17                                              140        154
Scientific Games International, Inc. 9.250%,
  6/15/19                                                       210        227
Texas Competitive Electric Holdings Co. LLC /
  Texas Competitive Holdings Finance, Inc. 144A
  11.500%, 10/1/20 (4)                                          295        291
Time Warner Cable, Inc. 5.000%, 2/1/20                          375        390
Unitymedia Hessen GmbH & Co. KG / Unitymedia
  NRW GmbH 144A 8.125%, 12/1/17 (4)                             180        192
Univision Communications, Inc. 144A 7.875%,
  11/1/20 (4)                                                    60         62
Valassis Communications, Inc. 144A 6.625%,
  2/1/21 (4)                                                    280        279
Visteon Corp. 144A 6.750%, 4/15/19 (4)                           75         73
WMG Holdings Corp. 9.500%, 12/15/14(3)(5)                       155        161
                                                                     ---------
                                                                         4,947
                                                                     ---------
CONSUMER STAPLES-0.7%
Altria Group, Inc. 9.250%, 8/6/19                               495        645
American Rock Salt Co. LLC 144A 8.250%, 5/1/18 (4)               70         71
Beverages & More, Inc. 144A 9.625%, 10/1/14 (4)                 265        282
Kraft Foods, Inc.
  2.625%, 5/8/13                                                130        134
  6.125%, 2/1/18                                                215        247
Rite Aid Corp. 6.875%, 8/15/13                                   45         44
                                                                     ---------
                                                                         1,423
                                                                     ---------
ENERGY-1.5%
Aquilex Holdings LLC / Aquilex Finance Corp.
  11.125%, 12/15/16                                             205        200
Clayton Williams Energy, Inc. 144A 7.750%,
  4/1/19 (4)                                                    245        241
El Paso Pipeline Partners Operating Co. LLC
  4.100%, 11/15/15                                              280        292
Inergy LP / Inergy Finance Corp. 144A 6.875%,
  8/1/21 (4)                                                    295        295
Linn Energy LLC / Linn Energy Finance Corp.
  144A 6.500%, 5/15/19(4)                                       165        164
  144A 7.750%, 2/1/21(4)                                         65         68
OGX Petroleo e Gas Participacoes SA 144A
  8.500%, 6/1/18 (4)                                            260        269
Petrobras International Finance Co. 5.375%,
  1/27/21                                                       250        257
Petroleos Mexicanos 144A 6.500%, 6/2/41 (4)                     420        426
Petropower I Funding Trust 144A 7.360%, 2/15/14(4)              586        594
Specta Energy Partners LP 4.600%, 6/15/21                        85         84
                                                                     ---------
                                                                         2,890
                                                                     ---------
FINANCIALS-9.3%
Abbey National Treasury Services plc 4.000%,
  4/27/16                                                       475        471
AFLAC, Inc. 6.450%, 8/15/40                                     325        322
Ally Financial, Inc. 0.000%, 6/15/15                            280        212
American Express Co. 7.250%, 5/20/14                            390        446
Aviv Healthcare Properties LP / Aviv Healthcare
  Capital Corp. 144A 7.750%, 2/15/19 (4)                        170        175
Bank of America Corp.
  5.750%, 8/15/16                                               390        412
  5.625%, 7/1/20                                                340        351
Barclays Bank plc
  5.200%, 7/10/14                                               225        243
  Series 1, 5.000%, 9/22/16                                     345        371
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18                210        249
Capital One
Financial Corp. 7.375%, 5/23/14                                 410        468
  Capital IV 8.875%, 5/15/40(7)                                 150        155
  Citigroup, Inc.
  5.000%, 9/15/14                                               305        320
  4.875%, 5/7/15                                                200        208
CNA Financial Corp. 5.875%, 8/15/20                             390        406

                        VIRTUS TACTICAL ALLOCATION FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                          JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                             PAR VALUE   VALUE
                                                             ---------   ------
FINANCIALS-(CONTINUED)
CNL Income Properties, Inc. 144A 7.250%,
  4/15/19 (4)                                                $      245  $  223
Credit Suisse 6.000%, 2/15/18                                       220     237
CVS Pass-Through Trust 144A 7.507%, 1/10/32 (4)                     146     173
Developers Diversified Realty Corp. 7.875%,
  9/1/20                                                            345     396
Digital Realty Trust LP 5.250%, 3/15/21                             360     358
Duke Realty LP 5.950%, 2/15/17                                      390     428
E*Trade Financial Corp. 7.875%, 12/1/15                              80      81
Felcor Lodging LP 144A 6.750%, 6/1/19 (4)                           305     294
Ford Motor Credit Co. LLC 5.000%, 5/15/18                           270     270
General Electric Capital Corp.
  2.800%, 1/8/13                                                    550     564
  4.375%, 9/16/20                                                   355     351
  5.300%, 2/11/21                                                   160     167
Genworth Global Funding Trusts 7.625%, 9/24/21                       80      81
Goldman Sachs Group, Inc. (The)
  3.700%, 8/1/15                                                    110     112
  6.000%, 6/15/20                                                   255     274
HSBC Holdings plc 5.100%, 4/5/21                                    240     246
Icahn Enterprises LP / Icahn Enterprises Finance
  Corp. 8.000%, 1/15/18                                             290     296
International Lease Finance Corp.
  8.875%, 9/15/15                                                    30      33
  8.750%, 3/15/17                                                   130     143
  6.250%, 5/15/19                                                   145     142
JPMorgan Chase & Co.
  5.125%, 9/15/14                                                   305     330
  3.450%, 3/1/16                                                    225     229
KeyCorp 5.100%, 3/24/21                                             240     244
Lloyds TSB Bank plc
  4.875%, 1/21/16                                                   150     153
  6.375%, 1/21/21                                                   230     239
Macquarie Bank Ltd. 144A 6.625%, 4/7/21 (4)                         170     171
Macquarie Group Ltd. 144A 6.250%, 1/14/21 (4)                       390     390
MetLife, Inc. 5.000%, 6/15/15                                       280     306
Metropolitan Life Global Funding I 144A 2.875%,
  9/17/12 (4)                                                       480     491
Morgan Stanley
  6.000%, 4/28/15                                                   390     423
  6.625%, 4/1/18                                                    395     435
Nomura Holdings, Inc. 4.125%, 1/19/16                               300     304
Oppenheimer Holdings, Inc. 144A 8.750%,
  4/15/18 (4)                                                        70      73
Prudential Financial, Inc. 3.625%, 9/17/12                          275     282
QBE Capital Funding II LP 144A 7.250%, 5/24/41 (3)(4)               200     201
Rabobank NV
  5.250%, 5/24/41                                                   325     322
  144A 11.000%, 12/31/49(3)(4)                                      210     268
Regions Financial Corp.
  0.417%, 6/26/12(3)                                                865     841
  4.875%, 4/26/13                                                   255     257
  5.750%, 6/15/15                                                   255     251
Rent-A-Center, Inc. 6.625%, 11/15/20                                400     400
Royal Bank of Scotland plc (The)
  4.375%, 3/16/16                                                   155     156
  5.625%, 8/24/20                                                   370     370
Spencer Spirit Holdings, Inc. / Spencer Gifts LLC /
  Spirit Halloween Superstores 144A 11.000%,
  5/1/17 (4)                                                         80      82
SunTrust Banks, Inc. 5.250%, 11/5/12                                435     457
Wachovia Bank NA 5.000%, 8/15/15                                    220     236
Wells Fargo & Co.
  3.676%, 6/15/16                                                   235     241
  4.600%, 4/1/21                                                    160     161
Woodside Finance Ltd. 144A 4.600%, 5/10/21 (4)                      170     167
                                                                         ------
                                                                         18,158
                                                                         ------
HEALTH CARE-0.3%
Boston Scientific Corp. 6.000%, 1/15/20                             140     152
Valeant Pharmaceuticals International, Inc. 144A
  7.250%, 7/15/22 (4)                                               390     380
                                                                         ------
                                                                            532
                                                                         ------
INDUSTRIALS-0.6%
Allison Transmission, Inc. 144A 7.125%, 5/15/19 (4)                 300     293
Cenveo Corp. 7.875%, 12/1/13                                        415     400
CMS Energy Corp. 2.750%, 5/15/14                                     90      91
DynCorp International, Inc. 144A 10.375%, 7/1/17 (4)                 60      62
Hutchison Whampoa International Ltd. 144A
  5.750%, 9/11/19 (4)                                               165     176
Valmont Industries, Inc. 6.625%, 4/20/20                            205     225
                                                                         ------
                                                                          1,247
                                                                         ------

                     VIRTUS TACTICAL ALLOCATION FUND
                   SCHEDULE OF INVESTMENTS (CONTINUED)
                        JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                 PAR VALUE       VALUE
                                                                 ---------      -------
INFORMATION TECHNOLOGY-0.7%
EarthLink, Inc. 144A 8.875%, 5/15/19 (4)                         $      305     $   278
Fiserv, Inc.
  3.125%, 6/15/16                                                       205         204
  4.750%, 6/15/21                                                       165         164
Intuit, Inc. 5.750%, 3/15/17                                             70          79
Lender Processing Services, Inc. 8.125%, 7/1/16                         385         377
Sensata Technologies, Inc. 144A 6.500%, 5/15/19 (4)                      70          70
Xerox Corp. 4.250%, 2/15/15                                             270         288
                                                                                -------
                                                                                  1,460
                                                                                -------
MATERIALS-0.8%
AEP Industries, Inc. 144A 8.250%, 4/15/19 (4)                            70          71
Ball Corp. 6.750%, 9/15/20                                               85          91
Boise Paper Holdings LLC / Boise Finance Co.
  8.000%, 4/1/20                                                        140         148
Building Materials Corp. of America 144A 6.750%,
  5/1/21 (4)                                                             70          71
Corp Nacional del Cobre de Chile 144A 3.750%,
  11/4/20 (4)                                                           100          95
Dow Chemical Co. (The)
  5.900%, 2/15/15                                                       360         404
  4.250%, 11/15/20                                                      145         141
Huntsman International LLC 8.625%, 3/15/20(5)                            40          44
Reynolds Group Holdings, Inc. / Reynolds Group
  Issuer LLC 144A 8.250%, 2/15/21 (4)                                   335         315
Solutia, Inc. 7.875%, 3/15/20                                            85          91
                                                                                -------
                                                                                  1,471
                                                                                -------
TELECOMMUNICATION SERVICES-1.5%
AT&T Corp. 4.450%, 5/15/21                                              160         163
CenturyLink, Inc. 6.450%, 6/15/21                                       275         272
Cincinnati Bell, Inc. 8.375%, 10/15/20                                  405         405
Clearwire Communications LLC / Clearwire
  Finance, Inc. 144A 12.000%, 12/1/17 (4)(5)                            365         383
GCI, Inc. 8.625%, 11/15/19                                              170         187
Goodman Networks, Inc. 144A 12.125%, 7/1/18 (4)                         405         404
NII Capital Corp. 7.625%, 4/1/21                                        165         173
Sprint Nextel Corp. 6.000%, 12/1/16                                     300         301
Telcordia Technologies, Inc. 144A 11.000%,
  5/1/18 (4)                                                            300         380
Virgin Media Finance plc 8.375%, 10/15/19                               165         185
Windstream Corp.

  8.125%, 9/1/18                                                         45          48
  7.000%, 3/15/19                                                       120         122
                                                                                -------
                                                                                  3,023
                                                                                -------
UTILITIES-0.2%
Calpine Corp.
  144A 7.875%, 7/31/20(4)                                                50          53
  144A 7.500%, 2/15/21(4)                                               130         133
CMS Energy Corp. 6.250%, 2/1/20                                         245         262
                                                                                -------
                                                                                    448
                                                                                -------
TOTAL CORPORATE BONDS AND NOTES
(IDENTIFIED COST $34,509)                                                        35,599
                                                                                -------
LOAN AGREEMENTS-1.0%
CONSUMER DISCRETIONARY-0.3%
Chrysler Group LLC / Chrysler Group Co-Issuer,
  Inc. Tranche B, 6.000%, 5/24/17                                       250         245
Kar Auction Services 5.000%, 5/19/17                                    250         252
Transtar Industries, Inc. 10.250%, 12/21/17                             150         152
                                                                                -------
                                                                                    649
                                                                                -------
CONSUMER STAPLES-0.2%
Roundy's Supermarkets, Inc. 10.000%, 4/16/16                            450         456
                                                                                -------
FINANCIALS-0.1%
Springleaf Financial Funding Co. (American
  General Finance Corp.) 5.500%, 5/10/17                                250         245
                                                                                -------
INDUSTRIALS-0.2%
Vertrue LLC 5.250%, 8/16/14                                             367         322
                                                                                -------
TELECOMMUNICATION SERVICES-0.2%
Level 3 Communications, Inc. Tranche A, 2.532%,
  3/13/14                                                               275         267
                                                                                -------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $1,925)                                                          1,939
                                                                                -------

                                                                SHARES         VALUE
                                                               ---------      -------
PREFERRED STOCK-0.6%
FINANCIALS-0.6%
Citigroup Capital XIII 7.875%,                                     7,000          194
GMAC Capital Trust I  8.125%                                      16,200          415
ING Capital Funding Trust III 3.907%(3)                          475,000          449
JPMorgan Chase & Co. Series 1, 7.90%(3)                          149,000          160

                        VIRTUS TACTICAL ALLOCATION FUND
                      SCHEDULE OF INVESTMENTS (Continued)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                   SHARES           VALUE
                                                  --------         -------
                                                                   -------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $1,158)                                             1,218
                                                                   -------
COMMON STOCKS-59.0%
CONSUMER DISCRETIONARY-7.8%
Amazon.com, Inc.(2)                                 12,000          $2,454
AutoZone, Inc.(2)                                    7,900           2,329
Comcast Corp. Class A                               98,000           2,483
Darden Restaurants, Inc.(5)                         50,000           2,488
Lululemon Athletica, Inc.(2)                        29,000           3,243
McDonald's Corp.                                    28,000           2,361
                                                                   -------
                                                                    15,358
                                                                   -------
CONSUMER STAPLES-2.5%
Altria Group, Inc.                                  91,000           2,403
PepsiCo, Inc.                                       34,000           2,395
                                                                   -------
                                                                     4,798
                                                                   -------
ENERGY-10.6%
Alpha Natural Resources, Inc.(2)                    51,000           2,317
Chesapeake Energy Corp.                             77,000           2,286
Chevron Corp.                                       23,000           2,365
ConocoPhillips                                      32,000           2,406
El Paso Corp.                                      113,000           2,283
Halliburton Co.                                     49,000           2,499
Occidental Petroleum Corp.                          22,000           2,289
Petroleo Brasileiro S.A. ADR                        60,000           2,032
Williams Cos., Inc. (The)                           79,000           2,390
                                                                   -------
                                                                    20,867
                                                                   -------
FINANCIALS-3.8%
Bank of America Corp.                              223,000           2,444
Citigroup, Inc.                                     60,000           2,498
Goldman Sachs Group, Inc. (The)                     18,000           2,396
                                                                   -------
                                                                     7,338
                                                                   -------
HEALTH CARE-5.0%
Abbott Laboratories                                 46,000           2,421
Biogen Idec, Inc.(2)                                25,000           2,673
Gilead Sciences, Inc.(2)                            57,000           2,360
UnitedHealth Group, Inc.                            46,000           2,373
                                                                   -------
                                                                     9,827
                                                                   -------
INDUSTRIALS-9.9%
Alaska Air Group, Inc.(2)                           38,000           2,602
Caterpillar, Inc.                                   24,000           2,555
Cummins, Inc.                                       25,000           2,587
Deere & Co.                                         29,000           2,391
Foster Wheeler AG(2)(5)                             71,000           2,157
L-3 Communications Holdings, Inc.                   29,000           2,536
Union Pacific Corp.                                 23,000           2,401
United Continental Holdings, Inc.(2)(5)             99,000           2,240
                                                                   -------
                                                                    19,469
                                                                   -------
INFORMATION TECHNOLOGY-10.1%
Amkor Technology, Inc.(2)(5)                       309,111           1,907
Apple, Inc.(2)                                      10,600           3,558
Corning, Inc.                                      128,000           2,323
Intel Corp.                                        108,000           2,393
International Business Machines Corp.               14,000           2,402
Qualcomm, Inc.                                      43,000           2,442
SanDisk Corp.(2)                                    56,000           2,324
Visa, Inc. Class A(5)                               30,000           2,528
                                                                   -------
                                                                    19,877
                                                                   -------
MATERIALS-8.1%
Alcoa, Inc.                                        113,000           1,792
Cliffs Natural Resources, Inc.                      26,000           2,404
du Pont (E.I.) de Nemours & Co.(5)                  47,000           2,540
Freeport-McMoRan Copper & Gold, Inc.                48,000           2,539
Monsanto Co.                                        34,000           2,466
Nucor Corp.                                         44,000           1,814
Potash Corp. of Saskatchewan, Inc.                  42,000           2,394
                                                                   -------
                                                                    15,949
                                                                   -------
TELECOMMUNICATION SERVICES-1.2%
Verizon Communications, Inc.                        65,000           2,420
                                                                   -------
TOTAL COMMON STOCKS
(IDENTIFIED COST $83,458)                                          115,903
                                                                   -------

EXCHANGE-TRADED FUNDS-1.1%
Consumer Staples Select Sector SPDR Fund            16,481             515
Health Care Select Sector SPDR Fund                 46,000           1,634
                                                                   -------
TOTAL EXCHANGE-TRADED FUNDS
 (IDENTIFIED COST $2,145)                                            2,149
                                                                   -------
TOTAL LONG TERM INVESTMENTS-98.7%
(IDENTIFIED COST $159,264)                                         194,031
                                                                   -------

                        VIRTUS TACTICAL ALLOCATION FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                           SHARES           VALUE
                                                         ----------       ---------
SHORT-TERM INVESTMENTS-0.9%
MONEY MARKET MUTUAL FUNDS-0.9%
BlackRock Liquidity Funds TempFund Portfolio -
Institutional Shares (seven-day effective yield
0.085%)                                                   1,703,872       $   1,704
                                                                          ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,704)                                                      1,704
                                                                          ---------

SECURITIES LENDING COLLATERAL-5.7%
BlackRock Institutional Money Market Trust
(seven-day effective yield 0.136%)(6)                     1,046,744           1,047
BlackRock Liquidity Funds TempCash Portfolio -
Institutional Shares (seven-day effective yield
0.090%)(6)                                               10,072,322          10,072
                                                                          ---------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $11,119)                                                    11,119
                                                                          ---------
TOTAL INVESTMENTS-105.3%
(IDENTIFIED COST $172,087)                                                  206,854(1)
Other assets and liabilities, net-(5.3)%                                    (10,448)
                                                                          ---------
NET ASSETS-100.0%                                                         $ 196,406
                                                                          =========

ABBREVIATIONS:
ADR      American Depositary Receipt
FHLMC    Federal Home Loan Mortgage Corporation ("Freddie Mac").
FNMA     Federal National Mortgage Association ("Fannie Mae").
SPDR     S&P Depositary Receipt

----------

FOOTNOTE LEGEND:
(1) Federal Income Tax Information : For tax information at June 30, 2011, see Note 2 Federal Income Tax Information in the Notes to Schedules of Investments.

(2)     Non-income producing.

(3) Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2011.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,normally to qualified institutional buyers. At June 30, 2011,these securities amounted to a value of $10,794 or 5.5% of net assets.

(5)     All or a portion of security is on loan.

(6) Represents security purchased with cash collateral received for securities on loan.

(7)     Interest payments may be deferred.

                        VIRTUS TACTICAL ALLOCATION FUND
                            SCHEDULE OF INVESTMENTS`
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

COUNTRY WEIGHTINGS (Unaudited)
United States                      92%
Canada                              3
Australia                           1
Brazil                              1
Switzerland                         1
United Kingdom                      1
Other                               1
                                -----
Total                             100%
                                -----

+% of total investments as of June 30, 2011

Virtus Tactical Allocation Fund

The following table provides a summary of inputs used to value the Fund's investments as of June 30, 2011 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                        LEVEL 2
                                                                      SIGNIFICANT
                                 TOTAL VALUE AT        LEVEL 1         OBSERVABLE
                                  JUNE 30, 2011     QUOTED PRICES        INPUTS
                                 ---------------    --------------    ------------
Debt Securities:
 Asset-Backed Securities          $            47    $            -    $        47
 Corporate Bonds And Notes                 35,599                 -         35,599
 Loan Agreements                            1,939                 -          1,939
 Mortgage-Backed Securities                25,033                 -         25,033
 U.S. Government Securities                12,143                 -         12,143
Equity Securities:
 Common Stocks                            115,903           115,903              -
 Exchange-Traded Funds                      2,149             2,149              -
 Preferred Stock                            1,218                 -          1,218
 Securities Lending Collateral             11,119            10,072          1,047
 Short-Term Investments                     1,704             1,704              -
                                  ---------------    --------------    -----------
Total Investments                 $       206,854    $      129,828    $    77,026
                                  ---------------    --------------    -----------


There are no Level 3 (Significant unobservable inputs) priced securities.

Virtus Tactical Allocation Fund

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                                  Mortgage-Backed
INVESTMENTS IN SECURITIES                          TOTAL            Securities
                                                  -------         ----------------
BALANCE AS OF MARCH 31, 2011:                     $ 1,841         $          1,841

Accrued Discount/(Premium)                              -(c)                     -(c)

Realized Gain (Loss)                                    2                        2

Change in Unrealized Appreciation (Depreciation)        -                        -(c)

Purchases                                               -                        -

Sales (b)                                          (1,843)                  (1,843)

Transfers into Level 3 (a)                              -                        -

Transfers from Level 3 (a)                              -                        -
                                                  -------         ----------------
BALANCE AS OF JUNE 30, 2011                       $     -         $              -
                                                  =======         ================

----------
(a) "Transfers in and/or out" represent the ending value as of June 30, 2011, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b)  Includes paydowns on securities.

(c)  Amount is less than $500.

VIRTUS EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Virtus Equity Trust, a trust consisting of 11 diversified Funds (each a "Fund"), in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A.  SECURITY VALUATION

Security Valuation procedures for the funds have been approved by the Board of Trustees. All internally fair valued securities, referred to below, are approved by a valuation committee appointed under the direction of the Board of Trustees.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

     - Level 1 - quoted prices in active markets for identical securities

     - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - prices determined using significant unobservable inputs (including the valuation committee's own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted Equity Securities and Private Placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange ("NYSE")) that may impact the value of securities traded in these foreign markets. In such cases the Fund fair value foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded Funds, and Certain Indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain Foreign Common Stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as Mortgage-Backed and Asset-Backed Securities, may

Other information regarding each Fund is available in the Fund's most recent Report to Shareholders

VIRTUS EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED) (CONTINUED)

also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include Forward Currency Contracts and Equity Linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Funds' major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. SECURITY LENDING

Certain Funds may loan securities to qualified brokers through a securities lending agent agreement with The Bank of New York Mellon ("BNY Mellon") (formerly knows as PFPC Trust). Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in short-term money market funds. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by BNY Mellon for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At June 30, 2011, the following funds had securities on loan (reported in thousands):

                                   Market Value   Cash Collateral
                                   -------------  ----------------
Balanced Fund                      $      23,062  $         24,281
Growth & Income Fund                       9,580            10,133
Mid-Cap Core Fund                            414               422
Mid-Cap Growth Fund                       12,268            12,385
Mid-Cap Value Fund                        34,945            36,511
Quality Large-Cap Value Fund               8,110             8,252
Quality Small-Cap Fund                    50,335            51,679
Small-Cap Core Fund                       30,359            31,293
Small-Cap Sustainable Growth Fund         10,456            10,820
Strategic Growth Fund                     17,915            18,373
Tactical Allocation Fund                  10,678            11,119

Other information regarding each Fund is available in the Fund's most recent Report to Shareholders

VIRTUS EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2010 (UNAUDITED) (CONTINUED)

NOTE 2-FEDERAL INCOME TAX INFORMATION ($ reported in thousands)

At June 30, 2011, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

                                                                              Net Unrealized
                                    Federal    Unrealized      Unrealized      Appreciation
Fund                               Tax Cost   Appreciation   (Depreciation)    (Depreciation
---------------------------------  ---------  -------------  ---------------  ---------------
Balanced Fund                      $ 546,688  $     116,320  $       (3,824)  $       112,496
Growth & Income Fund                  97,059         36,323          (1,208)           35,115
Mid-Cap Core Fund                      2,439            293             (21)              272
Mid-Cap Growth Fund                   86,181         21,475          (1,511)           19,964
Mid-Cap Value Fund                   355,488        100,783         (32,907)           67,876
Quality Large-Cap Value Fund          46,579          9,621            (208)            9,413
Quality Small-Cap Fund               249,435         86,839          (3,048)           83,791
Small-Cap Core Fund                  152,933         41,908            (236)           41,672
Small-Cap Sustainable Growth Fund     71,596         15,952            (124)           15,828
Strategic Growth Fund                355,226        111,310          (4,331)          106,979
Tactical Allocation Fund             172,613         35,303          (1,062)           34,241

NOTE 3-RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.


NOTE 4-SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments ("N-Q") were available for filing, and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.



Other information regarding each Fund is available in the Fund's most recent Report to Shareholders

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Virtus Equity Trust

By (Signature and Title)* /s/ George R. Aylward
                          --------------------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date 8-22-11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ George R. Aylward
                          ----------------------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date 8-22-11

By (Signature and Title)* /s/ W. Patrick Bradley
                          -----------------------------------------------
                          W. Patrick Bradley, Chief Financial Officer
                          and  Treasurer
                          (principal financial officer)

Date 8-22-11

----------
* Print the name and title of each signing officer under his or her signature.